Securities Act Registration No. 333-253948

As filed with the Securities and Exchange Commission

On April 13, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

With copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Title of Securities Being Registered:

Unclassified shares of State Street Income Fund.

Unclassified shares of State Street U.S. Core Equity Fund.

Approximate date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

An indefinite amount of the Registrant’s securities have been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

Current RSP Fund		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

General Electric RSP Income Fund

General Electric RSP U.S. Equity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

April 13, 2021

Dear shareholder/GE Retirement Savings Plan participant,

As President of the General Electric RSP Income Fund (the “RSP Income Fund”) and General Electric RSP U.S. Equity Fund (the “RSP U.S. Equity Fund,” and, together with the RSP Income Fund, the “Current RSP Funds” or the “Funds”), I am writing to provide important information about reorganizations that will affect your investment in the Funds.

The Board of Trustees of the Funds has undertaken an initiative to update certain aspects of the Funds’ organizational structures while maintaining continuity of investment management and limiting any changes in investor-facing operations of the Funds. The enclosed Combined Information Statement/Prospectus contains important information regarding the Funds’ updated organizational structures, which are expected to be fully implemented on or about May 24, 2021. This initiative will not result in material changes to the principal investment strategies or any changes to portfolio managers of the Funds or how you invest in the Funds or access your Fund accounts. You are not being asked to take any action regarding these changes — this document is being provided to you for informational purposes.

The Current RSP Funds were organized as specialized investment vehicles known as “Employees’ Securities Companies” (or “ESCs”) and commenced investment operations over 40 years ago. The Funds constitute investment options for the GE Retirement Savings Plan (the “Plan”) and are also held by certain persons who were formerly associated with General Electric Company (“GE”). Until mid-2016, the Current RSP Funds were managed by GE-employed investment professionals. In 2016, State Street Corporation (“State Street”) acquired all of the assets and liabilities of GE Asset Management Incorporated, the former GE investment professionals that managed the Funds became State Street employees and SSGA Funds Management, Inc. (“SSGA FM”) took over all portfolio management responsibilities for the Funds as an external investment adviser, however the Funds remained ESCs and the Board of Trustees of the Funds continued to be composed of GE employees. The Funds’ Board of Trustees unanimously agrees that the initiative to convert the Funds to traditional mutual funds will result in a more efficient structure that is in the best interest of the Funds. The restructured funds will be overseen by a new Board of Trustees that has extensive experience overseeing traditional, non-ESC mutual funds managed by SSGA FM. As traditional mutual funds the Funds’ operations will change to some extent because, as specialized ESCs, the Funds historically have been exempt from certain disclosure and other operational requirements that normally apply to mutual funds. For example, after becoming traditional mutual funds, the Funds will create and send more frequent shareholder reports; the Funds will maintain their own disclosure documents describing Fund fees and expenses, investment strategies and risks, management structure and other material information regarding the Funds in a format required by the Securities and Exchange Commission, which will be delivered to investors when required by applicable law or which investors will be able to obtain upon request; and Fund shareholders will have additional voting rights provided by federal law to shareholders of traditional mutual funds. These differences are described further in the attached Combined Information Statement/Prospectus.

To implement the restructuring, each Current RSP Fund will transfer all of its assets to a newly created traditional mutual fund (an “Acquiring Fund”) in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Current RSP Fund, followed by the liquidation of the Current RSP Fund and distribution of Acquiring Fund Shares to Current RSP Fund shareholders (a “Reorganization”). The aggregate net asset value (the “NAV”) of the Acquiring Fund Shares received by Current RSP Fund shareholders in the Reorganization will be equal to the aggregate NAV of the shares owned in the applicable Current RSP Fund immediately prior to such Reorganization. Each Acquiring Fund is a shell vehicle formed specifically for the purpose of acquiring the assets and liabilities of its corresponding Current RSP Fund in a Reorganization to facilitate the restructuring initiative. The Acquiring Funds are each a series of State Street Institutional Investment Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), described further in the enclosed Combined Information Statement/Prospectus.

This is a brief overview of the Reorganization of your Current RSP Fund. We encourage you to read the full text of the enclosed Combined Information Statement/Prospectus to obtain detailed information with respect to the Reorganization of your Current RSP Fund. This Combined Information Statement/Prospectus is being delivered to you solely for your information in connection with action to be taken by the RSP Investment Committee in its capacity as the named fiduciary for the Plan and the majority shareholder of each Current RSP Fund (the “Majority shareholder”). The Majority shareholder anticipates approving the Reorganizations by written consent on or about a date that is 20 business days following the date of this Combined Information Statement/Prospectus, or as soon thereafter as practicable.

THE FUNDS ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATIONS.

Q: What information is included in the Combined Information Statement/Prospectus?

The enclosed Combined Information Statement/Prospectus provides information about the Reorganization of each Current RSP Fund, and information about the shares to be received as a result of the Reorganization. Although the Combined Information Statement/Prospectus includes information that you should review and keep for future reference, it is not a solicitation of a proxy from you.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the fund being reorganized will hold shares of the acquiring fund.

Q: Do I need to take any action in connection with the Reorganizations?

No. The Reorganizations have been approved by the boards of trustees of both the Acquiring Funds and the Current RSP Funds, including a majority of the members of each board who are not “interested persons” of any of the Acquiring Funds or the Current RSP Funds. Approval of the Reorganizations also requires approval of “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Current RSP Funds. A majority of the outstanding voting securities of each Current RSP Fund are held by the Plan and the RSP Investment Committee, as named fiduciary to the Plan, has indicated that it will vote in favor of the Reorganizations by delivering a written consent approving each Agreement and Plan of Reorganization (each an “Agreement” and together, the “Agreements”) on or about a date that is 20 business days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable.

All shares of the Current RSP Funds will automatically be converted into shares of the Acquiring Funds on the date of the completion of the Reorganization. No certificates for shares will be issued in connection with the

Reorganizations. The aggregate NAV of the Acquiring Fund Shares you receive in the Reorganization will be equal to the aggregate NAV of the shares you own in the applicable Current RSP Fund immediately prior to such Reorganization. If you sell your shares or are otherwise no longer a shareholder of, or Plan participant who has invested in the Current RSP Fund as of the closing, this transaction will not impact you.

Q: Which funds are being reorganized?

The Combined Information Statement/Prospectus provides information about the Reorganization of the Current RSP Funds into the Acquiring Funds, as noted in the table below:

Current RSP Fund		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

Q: Will the portfolio manager of my Current RSP Fund change as a result of the Reorganizations?

No. The portfolio managers of each Acquiring Fund are the same as the portfolio managers for each Current RSP Fund. SSGA FM is the investment manager of each Current RSP Fund and each Acquiring Fund. Information about the portfolio managers who will manage each Acquiring Fund following the Reorganizations is included in each Synopsis of Reorganization section.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

No. Account-level features and options such as dividend distributions and systematic withdrawals currently set up with your Current RSP Fund for your Current RSP Fund account will automatically carry over from accounts in each Current RSP Fund to accounts in the Acquiring Fund.

Q: What are the costs of the Reorganizations?

The Funds will bear (i) any brokerage costs incurred in connection with effecting the Reorganizations, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the Current RSP Funds in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA FM as provided in the Agreements.

Q: What are the U.S. federal income tax consequences of the Reorganizations?

The Reorganizations are expected to constitute tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the Current RSP Funds and the Acquiring Funds receive a satisfactory opinion of Ropes & Gray LLP to the effect that the proposed Reorganizations will be tax-free (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, it is expected that no gain or loss will be recognized by any Current RSP Fund or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganizations, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of an

Acquiring Fund as the shareholder’s tax basis and holding period in its corresponding Current RSP Fund Shares immediately before the exchange. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” the tax attributes of the dissolving Current RSP Funds, including each Current RSP Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Current RSP Fund shareholders may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes. In addition, at any time prior to the consummation of the Reorganizations, Plan participants who have invested in the Current RSP Funds may move out of the Current RSP Funds in accordance with Plan rules.

Neither of the Current RSP Funds expects to reposition its portfolio prior to its Reorganization. Following the closing of the Reorganization for the RSP U.S. Equity Fund, the Adviser currently anticipates adjusting the portfolio weightings of a limited number of the Fund’s holdings, currently constituting approximately 1% of the Fund’s net assets. The Reorganizations are not expected to result in material income or capital gain distributions. See “Certain U.S. Federal Income Tax Consequences of the Reorganizations – Sales of Portfolio Securities” for additional information.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below.

Q: Will there be any material changes to fees and expenses as a result of the Reorganizations?

No. Shareholders of the Acquiring Funds will benefit from maintaining the existing fee structure of the Current RSP Funds. Each Acquiring Fund will have the same management fee and the substantially the same net total expense ratio as its corresponding Current RSP Fund. For more information, see the sections of the Combined Information Statement/Prospectus entitled “Fees and Expenses” contained in the synopsis of each Reorganization in “Section A — Reorganizations.”

Q: Whom should I call if I have questions?

If you have questions about any of the Reorganizations described in the Combined Information Statement/Prospectus, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

The table below shows each Current RSP Fund and the corresponding Acquiring Fund for each Reorganization:

Current RSP Funds		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

The Board of Trustees of the Current RSP Funds has approved the Reorganizations in order to provide continuity of investment management with SSGA FM as adviser and benefit Current RSP Funds’ shareholders by providing them with a more traditional mutual fund governance structure.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT EITHER REORGANIZATION. Shares of the Current RSP Funds will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization for your Fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Please carefully read the enclosed Combined Information Statement/Prospectus, as it discusses the Reorganizations in more detail. If you sell your shares or are otherwise no longer a shareholder of, or Plan participant who is invested in, the Current RSP Fund as of the closing date, this transaction will not impact you. If you have questions, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the RSP, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

Sincerely,

/s/ Ellen M. Needham
Ellen M. Needham
Funds’ President

v

General Electric RSP Income Fund

General Electric RSP U.S. Equity Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated April 13, 2021

This document is an information statement for each Current RSP Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The mailing address and telephone number of each Current RSP Fund and each Acquiring Fund (each, a “Fund” and collectively, the “Funds”) is One Iron Street, Boston, MA 02210, (617) 664-1465. This Combined Information Statement/Prospectus contains information you should know about the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”), with respect to your Current RSP Fund, as indicated below. You should read this document carefully and retain it for future reference.

This Combined Information Statement/Prospectus is being mailed on or about April 20, 2021.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT EITHER REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Each of the Funds is a registered open-end management investment company (or a series thereof).

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Information Statement/Prospectus by reference:

•

The prospectus and statement of additional information of State Street Institutional Investment Trust with respect to each Acquiring Fund, dated April  13, 2021 (File No. 333-30810; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-21-114537). The prospectus for each Acquiring Fund is also enclosed herewith (the “Acquiring Funds’ Prospectus”);

•	the Statement of Additional Information relating to the Reorganizations, dated April 13, 2021 (the “SAI”);

General Electric RSP Income Fund (SEC file nos. 811-21435 and 333-179688)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP Income Fund for the fiscal year ended December 31, 2020; and

General Electric RSP U.S. Equity Fund (SEC file nos. 811-01494 and 333-179688)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP U.S. Equity Fund for the fiscal year ended December 31, 2020.

For a free copy of any of the documents listed above and/or to ask questions about this Combined Information Statement/Prospectus, please call (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the GE Retirement Savings Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

-i-

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, and, in the case of the Acquiring Funds, proxy materials, and other information with the SEC. Copies of these reports, proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

AS WITH ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-ii-

-iii-

SECTION A — REORGANIZATIONS

The following information describes the proposed Reorganization of each Current RSP Fund (as defined below) into the corresponding newly created traditional mutual fund (each an “Acquiring Fund”) (each, a “Reorganization” and collectively, the “Reorganizations”).

SUMMARY

The Board of Trustees (the “Board”) of the General Electric RSP Income Fund (the “RSP Income Fund”) and General Electric RSP U.S. Equity Fund (the “RSP U.S. Equity Fund,” and, together with the RSP Income Fund, the “Current RSP Funds”) has undertaken an initiative to update certain aspects of the Current RSP Funds’ organizational structures while maintaining continuity of investment management and limiting any changes in investor-facing operations of the Current RSP Funds. The Board unanimously agrees that the initiative to convert the Current RSP Funds to traditional mutual funds will result in a more efficient structure that is in the best interest of the Current RSP Funds.

The RSP Investment Committee in its capacity as the named fiduciary for the GE Retirement Savings Plan (the “Plan”) and the majority shareholder of each Current RSP Fund (the “Majority shareholder”) has indicated that it will vote in favor of the Reorganizations by delivering a written consent approving each Agreement and Plan of Reorganization (each an “Agreement” and together, the “Agreements”) on or about a date that is 20 business days following the date of this Prospectus/Information Statement, or as soon thereafter as practicable. The Current RSP Funds and Acquiring Funds are referred to collectively as the “Funds.” Each Reorganization is expected to close on or about May 24, 2021. No shares of the Acquiring Funds will be available for purchase prior to the closing of the Reorganizations.

The Current RSP Funds have historically been operated as “employees’ securities companies” pursuant to exemptive orders (the “ESC Exemptive Relief”) granted by the SEC, exempting the Current RSP Funds from various provisions applicable to registered investment companies under the 1940 Act. Among other exemptions, the ESC Exemptive Relief exempts the Current RSP Funds from the 1940 Act requirements to (i) file a registration statement on Form N-1A, (ii) file or deliver to shareholders semi-annual shareholder reports, (iii) be overseen by a board that includes a certain proportion of members that are not “interested persons” as defined in the 1940 Act, of the funds, (iv) have investment advisory agreements approved by shareholders and periodically renewed by the funds’ boards, (v) satisfy shareholder redemption requests within seven days, and (vi) issue only voting stock. The Acquiring Funds are not ESCs and, therefore, following the Reorganizations, shareholders will be invested in funds that are not exempt from these requirements.

The ESC Exemptive Relief limits the shareholder base of the Current RSP Funds to current and former employees of GE and their immediate family members. While the Acquiring Funds will not be restricted by law to these categories of shareholders, the Acquiring Funds do not presently intend to expand the shareholder base beyond these categories of eligible owners.

This Combined Information Statement/Prospectus provides information about the Reorganization of each Current RSP Fund into the corresponding Acquiring Fund. The following is a summary of the Reorganizations. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•

Pursuant to the Agreements, each Current RSP Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (“Acquisition Shares”), and the Acquiring Fund’s assumption of all obligations and liabilities of the Current RSP Fund. Immediately after the closing, each Current RSP Fund will liquidate and distribute pro rata to shareholders of record of its shares the Acquisition Shares received by the Current RSP Fund.

•

Each Acquiring Fund will issue and deliver to the Current RSP Fund in exchange for its net assets a number of Acquisition Shares (including fractional shares, if any) determined by dividing the value of the Current RSP Fund’s net assets by the net asset value of one Acquisition Share. Such transactions shall take place at the closing of the Reorganization.

•

The Funds will bear (i) any brokerage costs incurred in connection with effecting the Reorganizations, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the Current RSP Funds in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA Funds Management, Inc. (“SSGA FM”) as provided in the Agreements.

•

As part of the Reorganization of your Current RSP Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up with your Current RSP Fund for your Current RSP Fund account will be transferred to your new Acquiring Fund account.

•

Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in the Reorganizations. The Acquiring Funds do not impose any sales charges, so no sales charges will apply to subsequent purchases.

•	After the Reorganizations are completed, Current RSP Fund shareholders will be shareholders of the corresponding Acquiring Fund.

U.S. Federal Income Tax Consequences

The Reorganizations are expected to constitute tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) and will not take place unless the Current RSP Funds and the Acquiring Funds receive a satisfactory opinion of Ropes & Gray LLP to the effect that the proposed Reorganizations will be tax-free (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, it is expected that no gain or loss will be recognized by any Current RSP Fund or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganizations, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of an Acquiring Fund as the shareholder’s tax basis and holding period in its corresponding Current RSP Fund Shares immediately before the exchange. If, as expected, the Reorganizations are tax-free, the Acquiring Funds will “inherit” the tax attributes of the dissolving Current RSP Funds, including each Current RSP Fund’s cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, direct shareholders of the Current RSP Funds may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming direct shareholder for U.S. federal income tax purposes. In addition, at any time prior to the consummation of the Reorganizations, Plan participants who have invested in the Current RSP Funds may move out of the Current RSP Funds in accordance with Plan rules.

Neither of the Current RSP Funds expects to reposition its portfolio prior to its Reorganization. Following the closing of the Reorganization for the RSP U.S. Equity Fund, the Adviser currently anticipates adjusting the portfolio weightings of a limited number of the Fund’s holdings, currently constituting approximately 1% of the

Fund’s net assets. The Reorganizations are not expected to result in material income or capital gain distributions. See “Certain U.S. Federal Income Tax Consequences of the Reorganizations – Sales of Portfolio Securities” for additional information.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Certain U.S. Federal Income Tax Consequences of the Reorganizations” section below.

Costs of the Reorganizations

The Funds will bear (i) any brokerage costs incurred in connection with effecting the Reorganizations, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Funds, (iii) registration fees incurred in connection with registration of shares of the Acquiring Funds being issued in connection with the Reorganizations and (iv) legal fees of counsel to the Current RSP Funds in connection with the Reorganization. Taxable shareholders of the Funds will also bear any taxes on capital gains that are realized as a result of the sale of securities described in (i), above. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of this Combined Information Statement/Prospectus, will be borne by GE and SSGA FM as provided in the Agreements.

As of the date of this Combined Information Statement/Prospectus, the State Street Income Fund and the State Street U.S. Core Equity Fund are expected to incur transaction costs totaling $225,586 and $903,366, respectively, in connection with consummating the Reorganizations. Based on current asset levels, this is expected to have a one-time impact of approximately 0.01% on the NAV of each Fund.

SYNOPSIS OF REORGANIZATION 1: COMPARISON OF GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND

Comparison of the Current RSP Fund and the Acquiring Fund

The Current RSP Fund and the Acquiring Fund:1

•	Have substantially similar investment strategies, policies and risks; however, there are some differences as discussed in more detail below.

•	Have the same investment manager – SSGA FM.

•

Are both open-end management investment companies registered under the 1940 Act; however, the Current RSP Fund is exempt from many provisions of the 1940 Act as an “employees’ security company” while the Acquiring Fund is not an employees’ security company, as discussed in more detail below.

•

Have different fiscal year ends. The Current RSP Fund has a December 31 fiscal year end; the Acquiring Fund has a September 30 fiscal year end. The change in the fiscal year end will also correspond to a change in the tax year end. For shareholders of the Current RSP Fund, this will mean, among other changes, a change in the timing of delivery of certain Fund documents, including annual and semi-annual shareholder reports and may result in a change in the timing of receipt of Fund distributions.

•

Have different organizational forms. The Current RSP Fund is organized as a New York common law trust. The Acquiring Fund is a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in the section titled “Principal Risks” in the Acquiring Fund’s Prospectus, enclosed herewith. The Current RSP Fund and the Acquiring Fund are subject to substantially the same principal risks, but they differ principally in that the Acquiring Fund is permitted to invest in derivative instruments and other investment companies and to engage in short sales. Thus, unlike the Current RSP Fund, the Acquiring Fund is subject to derivatives risk, counterparty risk, risk of investment in other pools, exchange traded funds risk and short sale risk.

Although there are differences between the way the Current RSP Fund has historically described its principal risks in its disclosure documents and the way the Acquiring Fund describes its principal risks in its disclosure documents, the Funds have substantially similar principal risks since they have substantially similar principal investment strategies. The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Market Risk	X	X
Equity Investing Risk	X	X
Management/Style Risk	X	X
Large-Capitalization Securities Risk	X	X
Mid-Capitalization Securities Risk	X	X
Small-Capitalization Company Risk	X	X
Counterparty Risk	X	X
Debt Securities Risk	X	X
Derivatives Risk	X	X

[1]	For the purposes of this section only, Current RSP Fund refers to General Electric RSP U.S. Equity Fund, and Acquiring Fund refers to State Street U.S. Core Equity Fund.

Principal Investment Risks	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Exchange Traded Funds Risk	—	X
Growth Stock Risk	X	X
Non-U.S. Securities Risk	X	X
Risk of Investment in Other Pools	—	X
Short Sale Risk	—	X
Technology Sector Risk	—	X
Value Stock Risk	X	X
Real Estate Investment Trust Risk	—	X

Comparison of Fees and Expenses

The tables below are intended to help Current RSP Fund shareholders and Plan participants who are invested in the Current RSP Fund compare the sales charges, management fees and expense ratios of a Current RSP Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganizations. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs, sub-TA expenses, and distribution and administrative services fees, if applicable, including pricing and custody services. For each Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended December 31, 2020 for the Current RSP Fund. The numbers provided in the following expense table and examples for the Acquiring Fund are estimates because the Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus. As such, the rate at which expenses are accrued following the Reorganization may not be constant and, at any particular point, may be greater or less than the stated average percentage.

	Current RSP Fund	Acquiring Fund after Transaction with Current RSP Fund (Pro Forma Combined)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%
Distribution and/or shareholder Service (12b-1) Fees	None	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.14%	0.14%

Expense Examples: The following Examples are intended to help you compare the cost of investing in the Current RSP Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganization. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Current

RSP Fund and Acquiring Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

	1 year	3 years	5 years	10 years
Current RSP Fund	$14	$45	$79	$179
Pro forma Acquiring Fund (after the Transaction with Current RSP Fund)	$14	$45	$79	$179

Portfolio Turnover. The Current RSP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Current RSP Fund’s portfolio turnover for the most recent fiscal year ended December 31, 2020 is provided below:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Current RSP Fund	37%

The Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus; however, it is anticipated that the Acquiring Fund’s portfolio turnover rate will likely be similar to that of the Current RSP Fund.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The table below shows the Current RSP Fund’s and the Acquiring Fund’s investment objective (which are identical) as well as marked text showing the differences between the Current RSP Fund’s and Acquiring Fund’s principal investment strategies. The Current RSP Fund’s strategy has been marked to show how it would need to be changed to match the Acquiring Fund’s strategy; deleted text is shown in red strikethrough and added text is shown in blue underline. While the Current RSP Fund and the Acquiring Fund have substantially similar principal investment strategies, there are some differences. For example, as shown in the marked text, the Acquiring Fund may focus its investments in one or more market sectors, such as technology, and will have the ability to invest in derivative instruments, engage in short sales and invest in real estate investment trusts and other registered investment companies. Note that, unlike most traditional open-end mutual funds, the Current RSP Fund does not prepare a registration statement on Form N-1A. Thus, it does not file a document with the SEC containing information about the Fund’s investment objective, strategies, policies and risks corresponding to the information disclosed by the Acquiring Fund.

Investment Objective:	The investment objective is to seek long-term growth of capital.
Principal Investment Strategy:	~~The~~Under normal circumstances, the Fund seeks to achieve its investment ~~objectives~~objective by investing at least 80% of its net assets (plus any borrowings for investment purposes ~~as permitted by the investment guidelines noted below) under normal circumstances~~) in equity securities of U.S. companies, such as common and preferred stocks. ~~A~~The Fund considers a company to be a U.S. company ~~is a company that~~if it generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S. ~~The U.S. Equity Fund is designed to produce a broadly diversified portfolio and typically has characteristics similar to the S&P 500®~~

~~Index, including average market capitalization and dividend yield potential. Stock selection is key to the performance of the U.S. Equity Fund.~~At times, the Fund’s investments may be focused in one or more market sectors, such as technology. The Fund will provide shareholders with at least sixty (60) days’ notice prior to any change in its 80% investment policy.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) ~~with~~that they believe have desirable characteristics for the Fund such as:

•  low valuations in relation to their peers, the market, their historical ~~valuation potential~~valuations or their growth ~~rates~~rate potential;

•  appropriate capital structures (i.e. in the opinion of the Adviser, appropriate levels of debt and financial leverage under the circumstances); and/or

•  high quality management focused on generating shareholder value.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, when the portfolio managers believe that the valuation ~~becomes~~has become excessive, or when more attractive alternatives are identified.

The Fund also may invest up to ~~20~~15% of its net assets (plus any borrowings for investment purposes) in foreign securities and up to 20% of its net assets (plus any borrowings for investment purposes) in debt securities. The portfolio managers may also use various types of derivative instruments (such as futures, options and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may short sell securities. The Fund may also invest in real estate investment trusts (“REITs”), and other registered investment companies, including exchange-traded funds.

Comparison of Fundamental Investment Policies

The Current RSP Fund and Acquiring Fund have each adopted certain fundamental and non-fundamental investment restrictions. For the Current RSP Fund, the Fund’s investment strategy and investment objective, as described above, are fundamental, whereas the Acquiring Fund’s Board may change the Fund’s objective and investment strategy without shareholder approval. The Fund’s other fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Underwriting, Real Estate, Commodities and Investment Companies:	Moneys in the Fund will not be used in the underwriting of securities or for the purchase of real estate, interests in real estate, investment trusts, commodities, or commodity contracts, or invested in companies for the purpose of exercising control	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time. The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time. The Fund may

	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
	or management, or invested in securities of registered investment companies.	underwrite securities to the extent consistent with applicable law from time to time. No similar restrictions against investments in investment trusts or registered investment companies.

Lending:	Moneys in the Fund will not be lent to others, although they may be applied to the purchase of bonds and debt securities of a type publicly distributed or customarily purchased by institutional investors.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

Diversification:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof (a) the Fund would hold more than 10% of the outstanding voting securities of any issuer or (b) more than 5% of the value of the total assets in the Fund would be represented by the securities of any one issuer (except securities of the U.S. Government and its instrumentalities).	The Fund is “diversified” within the meaning of the 1940 Act, which means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Concentration:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof more than 25% of the value of the total assets in the Fund would be invested in any particular industry.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

	General Electric RSP U.S. Equity Fund	State Street U.S. Core Equity Fund
Issuer Seasoning:	The Fund will not acquire any securities if immediately after such acquisition and as a result thereof more than 5% of the value of the total assets in the Fund would be invested in issuers which (including predecessors) have not been in continuous operation for at least three years.	No similar restriction

Affiliate Purchases and Underwritings:	The Fund will not invest in securities of General Electric Company or its affiliates, or in securities of the investment manager, and will not during the existence of any underwriting syndicate purchase any securities for which its investment manager is acting as principal underwriter.	No similar restriction

Affiliate Purchases/Sales:	The Fund will not purchase from or sell any of its portfolio securities to General Electric Company or its affiliates or its investment manager or any officer or director thereof. This investment restriction is not intended to prohibit the Fund from engaging in such transactions with other investment companies or accounts managed by the investment adviser or the investment adviser’s affiliates when the transactions are entered into in accordance with the 1940 Act and the rules thereunder.	No similar restriction

Short Sales:	The Fund will not engage in margin transactions or short sales or participate in a joint trading account.	No similar restriction

Options:	The Fund will not invest in puts, calls or similar options.	No similar restriction

Borrowing:	The Fund may borrow money from the Retirement Savings Trust and secure repayment by pledging assets of the Fund. The Fund may also borrow money as a temporary measure to meet cash or administrative needs. Except with respect to borrowings from the Retirement Savings Trust, the Fund will not mortgage or pledge any of its assets.	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

Comparison of Management of the Funds

SSGA FM serves as investment manager for the Current RSP Fund and Acquiring Fund. SSGA FM provides an investment management program for the Current RSP Fund and manages the investment of the Fund’s assets. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM is registered with the SEC under the 1940 Act. SSGA FM and certain other affiliates of State Street Corporation make up State Street Global Advisors. State Street Global Advisors is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. SSGA FM’s principal business address is One Iron Street, Boston, Massachusetts 02210.

The portfolio managers of both the Current RSP Fund and the Acquiring Fund are identical. Paul Nestro, Michael Solecki, CFA and Christopher Sierakowski, CFA are co-portfolio managers with joint responsibility for the day-to-day management of both Funds, including the selection of the Funds’ investments. Messrs. Nestro, Solecki and Sierakowski have served as portfolio managers for the Current RSP Fund since 2016. For the fiscal year ended December 31, 2020, the Current RSP Fund paid SSGA FM a management fee equal to 0.12% of average net assets.

A discussion regarding the basis for the Board of the Current RSP Fund’s approval of the Fund’s investment advisory agreement is available in the Fund’s most recent annual report to shareholders. A discussion regarding the basis for the Acquiring Fund’s Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semiannual report to shareholders following commencement of operations.

The Acquiring Fund’s SAI describes the employment history of the portfolio managers of each Fund and provides additional information about portfolio manager compensation, other accounts managed and ownership of the Fund’s shares.

Comparison of Performance

The bar chart and table below provide some indication of the risks of investing in the Funds by illustrating the variability of the Current RSP Fund’s returns from year-to-year and by showing how the Current RSP Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart shows how the Current RSP Fund’s returns have varied for each full calendar year shown. The Acquiring Fund will assume and continue the performance history of the Current RSP Fund. The below bar chart and table reflect the past performance of the Current RSP Fund. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Combined Information Statement/Prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as the Plan or individual retirement accounts.

The Current RSP Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future. Current performance information for the Current RSP Fund is available toll free by calling (1) for direct shareholders (800) 242-0134 or by visiting the State Street Global Advisor’s website at www.ssga.com/geam or (2) for participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading (TTY service is available at 1-800-610-4015) or by visiting the RSP website at OneHR.ge.com > Retirement > My GE RSP > Quick Links > Investment Performance and Research.

General Electric RSP U.S. Equity Fund

SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.61% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -17.71% (quarter ended March 31, 2020).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)

General Electric RSP U.S. Equity Fund	Share Inception Date	1 Year	5 Years	10 Years
Share	01/01/80
returns before taxes		23.82%	16.06%	13.69%
returns after taxes on distributions		21.86%	13.72%	11.26%
returns after taxes on distributions and sale of Fund shares		15.38%	12.28%	10.41%
S&P 500 Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		18.40%	15.22%	13.88%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Fund, the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

SYNOPSIS OF REORGANIZATION 2: COMPARISON OF GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND

Comparison of the Current RSP Fund and the Acquiring Fund

The Current RSP Fund and the Acquiring Fund:2

•	Have substantially similar investment strategies, policies and risks; however, there are some differences as discussed in more detail below.

•	Have the same investment manager – SSGA FM.

•

Are both open-end management investment companies registered under the 1940 Act; however, the Current RSP Fund is exempt from many provisions of the 1940 Act as an “employees’ security company” while the Acquiring Fund is not an employees’ security company, as discussed in more detail below.

•

Have different fiscal year ends. The Current RSP Fund has a December 31 fiscal year end; the Acquiring Fund has a September 30 fiscal year end. The change in the fiscal year end will also correspond to a change in the tax year end. For shareholders of the Current RSP Fund, this will mean, among other changes, a change in the timing of delivery of certain Fund documents, including annual and semi-annual shareholder reports and may result in a change in the timing of receipt of Fund distributions.

•

Have different organizational forms. The Current RSP Fund is organized as a New York common law trust. The Acquiring Fund is a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in the section titled “Principal Risks” in the Acquiring Funds’ Prospectus, enclosed herewith. The Current RSP Fund and the Acquiring Fund are subject to substantially the same principal risks, but they differ principally in that the Acquiring Fund is permitted to invest other investment companies. Thus, unlike the Current RSP Fund, the Acquiring Fund is subject to the risk of investment in other pools and exchange traded products risk.

Although there are differences between the way the Current RSP Fund has historically described its principal risks in its disclosure documents and the way the Acquiring Fund describes its principal risks in its disclosure documents, the Funds have substantially similar principal risks since they have substantially similar principal investment strategies. The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	General Electric RSP Income Fund	State Street Income Fund
Market Risk	X	X
Debt Securities Risk	X	X
Management Risk	X	X
Below Investment-Grade Securities Risk	X	X
Derivatives Risk	X	X
Counterparty Risk	X	X
Emerging Markets Risk	X	X

[2]	For the purposes of this section only, Current RSP Fund refers to General Electric RSP Income Fund, and Acquiring Fund refers to State Street Income Fund.

Principal Investment Risks	General Electric RSP Income Fund	State Street Income Fund
Equity Investing Risk	X	X
Exchange Traded Products Risk	—	X
Liquidity Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk	X	X
Municipal Obligations Risk	—	X
Non-U.S. Securities Risk	X	X
Portfolio Turnover Risk	X	X
Risk of Investment in Other Pools	—	X
U.S. Government Securities Risk	X	X
Valuation Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Prepayment Risk	X	X

Comparison of Fees and Expenses

The tables below are intended to help Current RSP Fund shareholders and Plan participants who are invested in the Current RSP Fund compare the sales charges, management fees and expense ratios of a Current RSP Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs, sub-TA expenses, and distribution and administrative services fees, if applicable, including pricing and custody services. For the Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended December 31, 2020 for the Current RSP Fund. The numbers provided in the following expense tables and examples for the Acquiring Fund are estimates because the Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus. As such, the rate at which expenses are accrued following the Reorganization may not be constant and, at any particular point, may be greater or less than the stated average percentage.

	Current RSP Fund	Acquiring Fund after Transaction with Current RSP Fund (Pro Forma Combined)
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%
Distribution and/or shareholder Service (12b-1) Fees	None	None
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.17%	0.17%

Expense Examples: The following Examples are intended to help you compare the cost of investing in the Current RSP Fund with the cost of investing in the Acquiring Fund and to allow you to compare these costs with the costs of investing in other mutual funds. The current estimated fees and expenses for the Acquiring Fund have been calculated on a pro forma basis assuming consummation of the Reorganization. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that each year your investment has a 5% return and that the Current RSP Fund and Acquiring Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Fund would be:

	1 year	3 years	5 years	10 years
Current RSP Fund	$17	$55	$96	$217
Pro forma Acquiring Fund (after the Transaction with Current RSP Fund)	$17	$55	$96	$217

Portfolio Turnover. The Current RSP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Current RSP Fund’s portfolio turnover for the most recent fiscal year ended December 31, 2020 is provided below:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Current RSP Fund	110%

The Acquiring Fund has not commenced operations as of the date of this Combined Information Statement/Prospectus; however, it is anticipated that the Acquiring Fund’s portfolio turnover rate will likely be similar to that of the Current RSP Fund.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The table below shows marked text comparing the differences between the Current RSP Fund’s and the Acquiring Fund’s investment objective as well as the Current RSP Fund’s and Acquiring Fund’s principal investment strategies. The Current RSP Fund’s objective and strategy have been marked to show how they would need to be changed to match the Acquiring Fund’s strategy; deleted text is shown in red strikethrough and added text is shown in blue underline. While the Current RSP Fund and the Acquiring Fund have substantially similar investment objectives and principal investment strategies, there are some differences. For example, as shown in the marked text, the Acquiring Fund will have the ability to invest in exchange-traded products, municipal obligations, mutual funds and other commingled investments. Note that, unlike most traditional open-end mutual funds, the Current RSP Fund does not prepare a registration statement on Form N-1A. Thus, it does not file a document with the SEC containing information about the Fund’s investment objective, strategies, policies and risks corresponding to the information disclosed by the Acquiring Fund.

Investment Objective:	The investment objective of the Fund ~~seeks a high interest rate of return over a long-term period consistent with the~~is to seek high current income and preservation of capital.

Principal Investment Strategy:

~~The~~Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets ~~(plus any borrowings for investment purposes as permitted by the investment guidelines noted below) under normal circumstances~~ in debt securities.

The ~~Income~~ Fund invests ~~primarily~~significantly in a variety of investment-grade debt securities, such as agency mortgage-backed securities, asset-backed securities, corporate bonds, ~~U.S. Government~~municipal obligations, government securities~~,~~ and money market instruments. ~~The Income~~Investment-grade securities include securities rated Baa3 or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality as determined by the Adviser). The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal ~~and~~or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of ~~the~~ Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by ~~the~~ Federal National Mortgage Association (“Fannie Mae”) and ~~the~~ Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a ~~conservator- ship~~conservatorship since 2008, with the Federal Housing Finance Agency ~~(“FHFA”)~~ acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities ~~with~~that they believe have desirable characteristics for the Fund such as:

•   attractive yields and prices;

•   the potential for capital appreciation; and/or

•   reasonable credit quality.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, ~~or when valuation becomes excessive and~~when the portfolio managers believe that the valuation has become excessive, or when more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as below investment grade bonds or “junk bonds”) ~~and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market~~. The Fund may also invest up to 20% of its net assets in exchange-traded products (“ETPs”), including exchange-traded funds, that provide exposure to such investments, including ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services; mutual funds; and other commingled investments. High yield securities are those rated BB+ or lower by S&P or Ba1 or lower by Moody’s (and securities of comparable quality as determined by the Adviser). The Fund also may invest up to 35% of its net assets in foreign (including emerging markets) debt securities, and up to 20% of its net assets ~~(plus any borrowings for investment purposes as permitted by the investment guidelines noted below)~~ in equity securities.

The portfolio managers may also use various types of derivative instruments (~~primarily~~such as futures contracts ~~and~~, interest rate and credit default swaps, options and forward contracts) to manage yield, ~~interest rate exposure (also known as~~ duration (a measure of a bond price’s sensitivity to a given change in interest rates) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

The Fund may engage in active and frequent trading of its portfolio securities.

Comparison of Fundamental Investment Policies

The Current RSP Fund and Acquiring Fund have each adopted certain fundamental and non-fundamental investment restrictions. For the Current RSP Fund, the Fund’s investment strategy and investment objective, as described above, are fundamental, whereas the Acquiring Fund’s Board may change the Fund’s objective and investment strategy without shareholder approval. The Funds’ other fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	General Electric RSP Income Fund	State Street Income Fund
Borrowing:	The Fund will not borrow money or property except as a temporary measure to meet the cash or administrative needs of the Fund. In no event will the amount of such borrowings exceed 10% of the Fund’s total assets taken at market value at the time of such borrowing.	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

Lending:	The Fund will not make cash loans to others except through the purchase of debt securities in accordance with the Fund’s investment objectives.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

Underwriting:	The Fund will not act as an underwriter of securities for other issuers except that the Fund may acquire securities under circumstances where if they are later resold it may be deemed to be an underwriter under the Securities Act of 1933, as amended.	The Fund may underwrite securities to the extent consistent with applicable law from time to time.

Investments in Real Estate and Commodities:	The Fund will not invest directly in real estate or invest in interests in oil, gas or other mineral lease or production agreements.	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time. The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

	General Electric RSP Income Fund	State Street Income Fund
Diversification:	The Funds are “diversified” within the meaning of the 1940 Act, which means that at least 75% of the value of each Fund’s total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Concentration:	The Fund will not purchase any securities if as a result of such purchase more than 25% if its total assets would be invested in a particular industry.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

The Current RSP Fund is also subject to the following non-fundamental investment policies, none of which has been adopted by the Acquiring Fund. The Current RSP Fund cannot:

1.	purchase securities on margin or sell short or participate in a joint trading account;

2.	deal in options to buy or sell securities except to the extent permitted by law;

3.	purchase securities for the purpose of exercising control or management;

4.

pledge, mortgage or hypothecate any of its assets except, that, to secure borrowings that are temporary measures to meet cash or administrative needs, it may pledge securities which, together with all such securities previously so pledged, at the time of the pledge, do not exceed 10% of the Fund’s total assets;

5.

unless otherwise permitted by law, purchase or sell directly to any of its officers or trustees of General Electric Investment Corporation (“GEIC”) of the officers of GEIC, or any affiliate (as defined by the 1940 Act) of the Fund or any affiliate of such affiliate, portfolio securities or other property of such Fund;

6.

unless otherwise permitted by law, invest in securities of GE or its affiliates, or in securities of an investment manager of the Fund and will not during the existence of any underwriting syndicate purchase any securities for which its investment manager is acting as principal underwriter;

7.	purchase any security if as a result of such purchase more than 25% of its total assets would be subject to legal or contractual restrictions on resale; and

8.	invest in the securities of registered investment companies.

Comparison of Management of the Funds

SSGA FM serves as investment manager for the Current RSP Fund and Acquiring Fund. SSGA FM provides an investment management program for the Current RSP Fund and manages the investment of the Fund’s assets. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM is registered with the SEC under the 1940 Act. SSGA FM and certain other affiliates of State Street Corporation make up State Street Global Advisors. State Street Global Advisors is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. SSGA FM’s principal business address is One Iron Street, Boston, Massachusetts 02210.

The portfolio managers of both the Current RSP Fund and the Acquiring Fund are identical. Matthew Nest and James Palmieri are co-portfolio managers with joint responsibility for the day-to-day management of both Funds, including the selection of the Funds’ investments. Mr. Nest and Mr. Palmieri have served as portfolio managers for the Current RSP Fund since 2018 and 2019, respectively. For the fiscal year ended December 31, 2020, the Current RSP Fund paid SSGA FM a management fee equal to 0.13% of average net assets.

A discussion regarding the basis for the Board of the Current RSP Fund’s approval of the Fund’s investment advisory agreement is available in the Fund’s most recent annual report to shareholders. A discussion regarding the basis for the Acquiring Fund’s Board’s approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s first annual or semiannual report to shareholders following commencement of operations.

The Acquiring Fund’s SAI describes the employment history of the portfolio managers of each Fund and provides additional information about portfolio manager compensation, other accounts managed and ownership of the Fund’s shares.

Comparison of Performance

The bar chart and table below provide some indication of the risks of investing in the Funds by illustrating the variability of the Current RSP Fund’s returns from year-to-year and by showing how the Current RSP Fund’s average annual returns for the periods indicated compared with those of a broad-based benchmark index. The bar chart shows how the Current RSP Fund’s returns have varied for each full calendar year shown. The Acquiring Fund will assume and continue the performance history of the Current RSP Fund. The below bar chart and table reflect the past performance of the Current RSP Fund. The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Combined Information Statement/Prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as the Plan or individual retirement accounts.

The Current RSP Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future. Current performance information for the Current RSP Fund is available toll free by calling (1) for direct shareholders (800) 242-0134 or by visiting the State Street Global Advisor’s website at www.ssga.com/geam or (2) for participants in the Plan, at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading (TTY service is available at 1-800-610-4015) or by visiting the RSP website at OneHR.ge.com > Retirement > My GE RSP > Quick Links > Investment Performance and Research.

General Electric RSP Income Fund

SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.79% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -2.69% (quarter ended December 31, 2016).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)

General Electric RSP U.S. Equity Fund	Share Inception Date	1 Year	5 Years	10 Years
Share	01/03/80
returns before taxes		8.20%	4.80%	4.29%
returns after taxes on distributions		6.88%	3.54%	2.95%
returns after taxes on distributions and sale of Fund shares		4.87%	3.13%	2.73%
Bloomberg Barclays U.S. Aggregate Bond Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		7.51%	4.44%	3.84%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Fund, the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

SECTION B — ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The Board of each Fund has approved each Agreement and Plan of Reorganization (the “Agreements”). While shareholders and Plan participants are encouraged to review the Agreements, which are attached as Appendix D to this Combined Information Statement/Prospectus, the following is a summary of certain terms of the Agreements:

•

Each Reorganization is expected to close on or about May 24, 2021, subject to receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Current RSP Fund and the corresponding Acquiring Fund.

•

Each Current RSP Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all the Current RSP Fund’s obligations and liabilities and will issue Acquisition Shares to the Current RSP Fund. The value of each Current RSP Fund’s assets, as well as the number of Acquisition Shares to be issued to the Current RSP Fund, will be determined in accordance with the Agreements. The Acquisition Shares will have an aggregate net asset value equal to the value of the assets received from the Current RSP Fund, net of any liabilities and costs of the Reorganization payable by the Current RSP Fund. Immediately after the closing, the Current RSP Fund will liquidate and distribute pro rata to its shareholders of record the Acquisition Shares received by the Current RSP Fund. As a result, shareholders of the Current RSP Fund will become shareholders of the corresponding Acquiring Fund.

•

The value of the net assets of each Current RSP Fund and of the Acquisition Shares of the corresponding Acquiring Fund will be computed consistent with procedures established by the Board of Trustees of State Street Institutional Investment Trust with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated under the Agreements to be paid by the Current RSP Fund, and shall be certified by the Current RSP Fund.

Termination of the Agreements

The Agreements and the transactions contemplated by them may be terminated with respect to any Reorganization by mutual agreement of the Current RSP Fund and the Acquiring Fund at any time prior to the closing thereof, or by either the Current RSP Fund or the Acquiring Fund in the event of a material breach of the Agreements by the other Fund, a failure of any condition precedent to the terminating Fund’s obligations under the Agreements or in the event any judgment, injunction, order, ruling or decree or any other action restraining, enjoining or otherwise prohibiting the Agreements or the consummation of any of the transactions contemplated by the Agreements is issued by a governmental entity and becomes final and non-appealable; provided that the Fund seeking to terminate the Agreement shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied. In the event of a termination of a Reorganization, GE and SSGA FM will bear all costs associated with that Reorganization other than the legal costs of the Current RSP Funds, which will be borne by the Current RSP Funds.

U.S. Federal Income Tax Status of the Reorganizations

The following is a general summary of the certain U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as the Plan.

Each Current RSP Fund has elected and qualified since its inception to be treated as a “regulated investment company” under Subchapter M of the Code and each Acquiring Fund intends to elect and qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the last business day before the completion of the Reorganizations (“Closing Date”).

Each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes under Section 368(a) of the Code. Accordingly, it is expected that no gain or loss will be recognized by the Current RSP Funds or Current RSP Fund shareholders as a direct result of the Reorganizations. Specifically, it is expected that the Current RSP Funds will recognize no gain or loss upon the acquisition by the Acquiring Funds of the assets and the assumption of the liabilities, if any, of the Current RSP Funds. In addition, when shares held by Current RSP Fund shareholders are exchanged for Acquiring Fund Shares pursuant to a Reorganization, it is expected that Current RSP Fund shareholders will recognize no gain or loss on the exchange, and that Current RSP Fund shareholders will have the same aggregate tax basis and holding period with respect to the shares of the Acquiring Fund as the shareholder’s tax basis and holding period in its Current RSP Fund Shares immediately before the exchange.

If, as expected, the Reorganizations are tax-free, the tax attributes of each Current RSP Fund, if any, move to the corresponding Acquiring Fund, including, as of the date of the Reorganizations, the Current RSP Funds’ cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards, if any. At any time prior to the consummation of the Reorganizations, Current RSP Fund shareholders may redeem Current RSP Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.

Neither the Current RSP Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations. Based on certain customary assumptions, factual representations to be made on behalf of each Current RSP Fund and Acquiring Fund, and existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, Ropes & Gray LLP (legal counsel to State Street Institutional Investment Trust) will, as a condition to the closing of the Reorganizations, provide a legal opinion substantially to the effect that, for federal income tax purposes:

(a)

The acquisition by the Acquiring Fund of all the assets of the Current RSP Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of Current RSP Fund, following which the Acquisition Shares received by the Current RSP Fund will be distributed by the Current RSP Fund to its shareholders in liquidation and termination of Current RSP Fund, all pursuant to the Agreements will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Current RSP Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357(a) of the Code, the Current RSP Fund will not recognize gain or loss upon the transfer of all its assets to the Acquiring Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Current RSP Fund, or upon the distribution of the Acquisition Shares by the Current RSP Fund to its shareholders in liquidation;

(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Current RSP Fund in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Current RSP Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Current RSP Fund transferred to the Acquiring Fund in the Reorganizations will be the same as the Current RSP Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the holding period in the hands of the Acquiring Fund of each Current RSP Fund asset transferred to the Acquiring Fund in the Reorganization will include the period during which such asset was held or treated for federal income tax purposes as being held by the Current RSP Fund;

(f)

Under Section 354 of the Code, the Current RSP Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Current RSP Fund for the Acquisition Shares in the Reorganization;

(g)

Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares that a Current RSP Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Current RSP Fund Shares exchanged therefor;

(h)

Under Section 1223(1) of the Code, a Current RSP Fund shareholder’s holding period for the Acquisition Shares received in the Reorganization will be determined by including the holding period for which such shareholder held or is treated for federal income tax purposes as having held the Current RSP Fund shares exchanged therefor, provided the shareholder held such Current RSP Fund shares as capital assets;

(i)

The Acquiring Fund will succeed to and take into account the items of the Current RSP Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder;

A copy of the opinion will be filed with the SEC and will be available for public inspection.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated and the IRS or a court were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Current RSP Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Current RSP Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Current RSP Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Sales of Portfolio Securities. Neither of the Current RSP Funds expects to reposition its portfolio prior to its Reorganization. Following the closing of the Reorganization for the RSP U.S. Equity Fund, the Adviser currently anticipates adjusting the portfolio weightings of a limited number of the Fund’s holdings, currently constituting approximately 1% of the Fund’s net assets. The Reorganizations are not expected to result in material income or capital gain distributions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s tax basis in such assets. Any capital gains recognized in these sales, after reduction by any available losses (including losses recognized in the taxable year in which such sales occur), will be distributed to shareholders (i.e. to RSP and to shareholders outside of RSP) as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses) and, for direct shareholders holding taxable accounts, these distributions will be taxable.

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any, as of the date of closing of the Reorganizations, of each Current RSP Fund are expected to move to the corresponding Acquiring Fund in the Reorganizations and to be available to offset future gains recognized by the Acquiring Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gains to the combined Fund and its shareholders post-closing.

General. This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax advisor regarding the U.S. federal income tax consequences to you, if any, of the Reorganizations in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations because this discussion is only a general summary of certain U.S. federal income tax consequences.

Capitalization of Current RSP Funds and Acquiring Funds

The following tables show the capitalization of each Current RSP Fund as of December 31, 2020, its corresponding Acquiring Fund as of December 31, 2020 and its corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of December 31, 2020 giving effect to the proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of its corresponding Current RSP Fund if the Reorganization was consummated on December 31, 2020, and do not reflect the number of shares or value of shares that would actually be received if the Reorganizations occurred on the Closing Date. Each Acquiring Fund is a shell fund that will commence operations on the Closing Date. Each Current RSP Fund will be the accounting survivor for financial statement purposes. The capitalizations of the Current RSP Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Table C-1. Actual and Pro Forma Capitalization of each Current RSP Fund and each Acquiring Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
General Electric RSP U.S. Equity Fund
Unit	$6,229,783,247	$66.39	93,838,310
Total	$6,229,783,247	$66.39	93,838,310
State Street U.S. Core Equity Fund Portfolio (Current)
Share Class	$—	$—	—
Total	$—	$—	—
State Street U.S. Core Equity Fund Portfolio (Pro Forma Combined)(1)
Share Class	$6,229,783,247	$66.39	93,838,310
Total	$6,229,783,247	$66.39	93,838,310

(1)

Assumes the Reorganization was consummated on December 31, 2020 and is for information purposes only. No assurance can be given as to how many shares of the General Electric RSP U.S. Equity Fund will be received by the shareholders of the State Street U.S. Core Equity Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of General Electric RSP U.S. Equity Fund that actually will be received on or after such date.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
General Electric RSP Income Fund
Unit	$2,084,815,262	$12.42	167,898,075
Total	$2,084,815,262	$12.42	167,898,075
State Street Income Fund (Current)	$—	$—	—
Share Class	$—	$—	—
Total	$—	$—	—
State Street Income Fund (Pro Forma Combined)(1)
Share Class	$2,084,815,262	$12.42	167,898,075
Total	$2,084,815,262	$12.42	167,898,075

(1)

Assumes the Reorganization was consummated on December 31, 2020 and is for information purposes only. No assurance can be given as to how many shares of the General Electric RSP Income Fund will be received by the shareholders of the State Street Income Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of General Electric RSP Income Fund that actually will be received on or after such date.

Board Considerations – Current RSP Funds

Each Reorganization was reviewed by the Board of the Current RSP Funds at a meeting of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board considered the Reorganization of each Fund. In connection with the Board meeting, SSGA FM, GE and their affiliates (as applicable) provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by the Board at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, the Board, including the Board members who are not “interested persons” (as that term is defined in Section 2(a)(19) of the 1940 Act) (the “Independent Trustees”) of the Current RSP Funds, voting separately, unanimously approved the Reorganization of each Current RSP Fund.

Prior to doing so, the Board, including the Independent Trustees, unanimously determined that participation of the Current RSP Funds in the Reorganization was in the best interests of each Fund.

The general factors considered by the Current RSP Funds’ Board in assessing and approving each Reorganization included, among others, in no order of priority:

1.	that the interests of shareholders of the Current RSP Funds would not be diluted as a result of the Reorganization;

2.	the substantial similarities of the investment objectives and principal investment strategies of the Current RSP Fund and the corresponding Acquiring Fund;

3.

the current assets of the Current RSP Fund and the corresponding Acquiring Fund, and the anticipated combined pro forma assets of the Acquiring Fund after the Reorganization and potential for economies of scale;

4.

the benefits to unitholders of a more traditional mutual fund governance structure, including, among others, additional disclosure requirements applicable to the Acquiring Funds, additional voting rights afforded to shareholders of the Acquiring Funds, and oversight by a board experienced in overseeing traditional mutual funds managed by SSGA FM (with over 75% of the members of the Acquiring Funds’ Board being Independent Trustees);

5.	the nature and quality of distribution and other shareholder services to be provided to the Acquiring Fund;

6.

the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Current RSP Fund’s pre-Reorganization losses for U.S. federal income tax purposes after the Reorganization (see “U.S. Federal Income Tax Status of the Reorganizations” above);

7.	the continuity of the portfolio managers to the Acquiring Fund;

8.	that shareholders of the Current RSP Fund will experience no material change in shareholder services as a result of the Reorganization and SSGA FM’s representation to this effect;

9.	uncertainty about whether or for how much longer the RSP Investment Committee would be willing to continue use of the Current RSP Funds given their regulatory and governance structure;

10.	that the direct costs associated with the Reorganizations, other than as set out in the Agreements, would be borne by GE and SSGA FM; and

11.	the costs to be borne by the Acquiring Funds in connection with the Reorganizations, including the SEC registration fees.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. With respect to each factor the Board considered, the Board concluded, within the context of their overall conclusions, that such factor supported the approval of the Reorganizations.

Board Considerations – Acquiring Funds

Each Reorganization was reviewed by the Board of the Acquiring Funds at its November 2020 and February 2021 meetings of the Board, with the advice and assistance of Fund counsel and independent legal counsel to the Board. The Board considered the Reorganization of each Fund. In connection with the Board meeting, SSGA FM, GE and their affiliates (as applicable) provided background materials, analyses and other information to the Board regarding, among other things, the topics discussed below, including responses to specific requests by the Board, and responded to questions raised by the Board at those meetings.

After the Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, the Board, including the Independent Trustees of the Acquiring Funds, voting separately, unanimously approved the Reorganization of each Acquiring Fund.

Prior to doing so, the Board, including the Independent Trustees, unanimously determined that participation of the Acquiring Funds in the Reorganization would not cause dilution to the shareholders and was in the best interests of each Fund.

The general factors considered by the Acquiring Funds’ Board in assessing and approving each Reorganization included, among others, in no order of priority:

1.	the fees and expenses that are expected to be borne by the Acquiring Funds in connection with the Reorganization;

2.	any effect of the Reorganizations on annual Fund operating expenses and shareholder fees and services with respect to the Acquiring Funds;

3.	the direct or indirect federal income tax consequences of the Reorganization to the Acquiring Funds;

4.	the substantial similarities of the investment objectives and principal investment strategies of the Current RSP Fund and the corresponding Acquiring Fund;

5.	that, because the Acquiring Funds have no shareholders, there will be no dilution of Acquiring Fund shareholders in connection with the Reorganizations;

6.	the nature and quality of distribution and other shareholder services to be provided to the Acquiring Fund;

7.	that the direct costs associated with the Reorganizations, other than as set out in the Agreements, would be borne by GE and SSGA FM;

8.

the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Current RSP Fund’s pre-Reorganization losses for U.S. federal income tax purposes after the Reorganization (see “U.S. Federal Income Tax Status of the Reorganizations” above); and

9.	the costs to be borne by the Acquiring Funds in connection with the Reorganizations, including the SEC registration fees.

In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. With respect to each factor the Board considered, the Board concluded, within the context of their overall conclusions, that such factor supported the approval of the Reorganizations.

APPENDIX A — OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Acquiring Funds and the Current RSP Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
A-1	Ownership of Current RSP Fund and Acquiring Fund Shares
A-2	Financial highlights of each Acquiring Fund

Table A-1. Ownership of Current RSP Fund and Acquiring Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of March 31, 2021 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percent of shares held	Percent of shares held following the Reorganization
General Electric RSP Income Fund	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	76.00%	76.00%

General Electric RSP U.S. Equity Fund	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	68.84%	68.84%

As of March 31, 2021, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding share class of such Fund.

Table A-2. Financial Highlights

The Current RSP Funds’ report to shareholders for the year ended December 31, 2020 contains additional information for the Current RSP Funds, including the Current RSP Funds’ financial performance for the past five years under the heading, “Financial Highlights,” which is incorporated by reference herein in reliance upon the report of BBD, LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request. In addition, the below table contains such audited “Financial Highlights” for the past five years. The Acquiring Funds have not commenced operations and, therefore, do not have financial highlights. The Current RSP Funds’ most recent annual reports are incorporated by reference into the SAI.

GENERAL ELECTRIC RSP U.S. EQUITY FUND

Selected data based on a share outstanding throughout the fiscal years indicated.

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$57.30	$46.05	$52.45	$49.27	$47.59

Income/(loss) from investment operations:
Net investment income	0.77 (a)	0.78 (a)	0.77 (a)	0.76 (a)	0.92
Net realized and unrealized gains/(losses) on investments	12.86	14.07	(2.41)	9.35	3.92

Total income/(loss) from investment operations	13.63	14.85	(1.64)	10.11	4.84

Less distributions from:
Net investment income	0.81	0.77	0.81	0.81	0.91
Net realized gains	3.73	2.83	3.95	6.12	2.25

Total distributions	4.54	3.60	4.76	6.93	3.16

Net asset value, end of period	$66.39	$57.30	$46.05	$52.45	$49.27

Total Return(b)	23.82%	32.22%	(3.05)%	20.50%	10.13%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,229,783	$5,541,415	$4,700,274	$5,435,513	$4,914,567
Ratios to average net assets:
Gross expenses	0.14%	0.14%	0.14%	0.14%	0.16%
Net investment income	1.29%	1.44%	1.41%	1.39%	1.79%
Portfolio turnover rate	37%	31%	40%	77%	38%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.

GENERAL ELECTRIC RSP INCOME FUND

Selected data based on a share outstanding throughout the fiscal years indicated.

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.85		$11.14	$11.55	$11.38	$11.36

Income/(loss) from investment operations:
Net investment income	0.26	(a)	0.31 (a)	0.32 (a)	0.29 (a)	0.31
Net realized and unrealized gains/(losses) on investments	0.69		0.72	(0.40)	0.16	0.09

Total income/(loss) from investment operations	0.95		1.03	(0.08)	0.45	0.40

Less distributions from:
Net investment income	0.34		0.32	0.33	0.28	0.29
Net realized gains	0.04		—	—	—	0.09

Total distributions	0.38		0.32	0.33	0.28	0.38

Net asset value, end of period	$12.42		$11.85	$11.14	$11.55	$11.38

Total Return(b)	8.20%		9.38%	(0.75)%	3.99%	3.50%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,084,815		$2,024,704	$1,992,169	$2,329,674	$2,427,975
Ratios to average net assets:
Gross expenses	0.17%		0.17%	0.17%	0.16%	0.21%
Net investment income	2.16%		2.67%	2.86%	2.55%	2.66%
Portfolio turnover rate	110	%(c)	422%	223%	297%	242%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 304%.

APPENDIX B — COMPARISON OF ORGANIZATIONAL DOCUMENTS AND SHAREHOLDER RIGHTS

Each Current RSP Fund is organized as a New York common law trust. Once the Reorganizations are approved, each Current RSP Fund will reorganize into a corresponding series of the State Street Institutional Investment Trust (“SSIIT”), a Massachusetts business trust organized pursuant to the laws of the Commonwealth of Massachusetts. The following is a discussion of certain provisions of the governing instruments and governing laws of the Current RSP Funds and the Acquiring Funds, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Funds’ shareholder reports and governing documents.

Shares. Each of the Current RSP Fund’s Boards and the SSIIT Board has the power to issue shares of the respective Funds without shareholder approval. The amount of shares that the Current RSP Funds and Acquiring Funds each may issue is unlimited. Shares of the Current RSP Funds and the Acquiring Funds have no preemptive rights.

Organization. The Current RSP Funds are each governed by a separate Trust Agreement and the applicable Rules of the Funds, each as may be amended, and their business and affairs are managed under the supervision of their respective Board. Each Acquiring Fund is governed by SSIIT’s Amended and Restated Agreement and Declaration of Trust (the “SSIIT Declaration”) and SSIIT’s Amended and Restated Bylaws (the “SSIIT Bylaws”), and its business and affairs are managed under the supervision of its Board.

Composition of the Board of Trustees. Pursuant to each Trust Agreement, the Current RSP Funds’ Boards shall consist of Trustees each of whom shall hold office during the lifetime of the Current RSP Fund until the Trustee resigns or is removed by the Committee, as defined in the General Electric Pension Plan (the “Committee”).

The SSIIT Declaration provides that the SSIIT Trustees may from time to time fix the number of SSIIT Trustees or fill vacancies in the SSIIT Trustees, including vacancies arising from an increase in the number of SSIIT Trustees, and that each SSIIT Trustee shall hold office for the lifetime of SSIIT or until such SSIIT Trustee’s earlier death, resignation, removal or retirement, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing SSIIT Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of the SSIIT Trustee’s successor.

Shareholder Meetings and Rights of shareholders to Call a Meeting. The Current RSP Funds and the Acquiring Funds are not required to hold annual meetings of shareholders, and neither the Current RSP Funds nor SSIIT holds annual meetings of shareholders.

The SSIIT Bylaws and SSIIT Declaration provide that shareholder meetings may be called by a majority of SSIIT Trustees, by the secretary of SSIIT, or by other officers authorized by the SSIIT Trustees when ordered to do so by a majority of SSIIT Trustees. Shareholder meetings shall also be called by order of the SSIIT Trustees at the request of shareholders if and to the extent provided by the SSIIT Bylaws or by applicable law. The SSIIT Trustees may from time to time in their discretion provide for procedures by which shareholders may, prior to any meeting at which SSIIT Trustees are to be elected, submit the names of potential candidates for Trustee, to be considered by the SSIIT Trustees, or any proper committee thereof.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements provide for meetings of shareholders.

Number of Votes; Aggregate Voting. The SSIIT Declaration, provides that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Shareholders of Acquiring Funds are not entitled to cumulative voting in the election of trustees. The SSIIT Declaration provides that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), and then only the shareholders of the affected series (or classes) are entitled to vote.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements grants any specific voting rights to Current RSP Fund shareholders.

Derivative Actions. Under the SSIIT Declaration, a shareholder may only bring a derivative action on behalf of SSIIT if the shareholder first makes a pre-suit demand upon the SSIIT Board. The complaining shareholder must have been a shareholder of the series or class on behalf of or in the right of which the derivative action is proposed to be brought (the “affected series or class”) at the time of the action or failure to act complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time, and subsequently remains a shareholder of such series or class for all relevant periods. The complaining shareholder may not bring or purport to bring the derivative action on behalf of any series or class of SSIIT other than the class or series that the shareholder owns. SSIIT must not have notified the complaining shareholder of any determination by the SSIIT Trustees or the shareholders that would preclude the complaining shareholders from commencing or maintaining the derivative action. The SSIIT Board will consider the demand within 90 days of its receipt by SSIIT. In their sole discretion, the SSIIT Board may submit the matter to a vote of shareholders of the SSIIT. Any decision by the SSIIT Board to bring, maintain or settle (or not to bring, maintain or settle) a derivative action, or to submit the matter to a vote of shareholders is binding upon the shareholders.

Neither the Rules of the Funds of the Current RSP Funds nor the Current RSP Funds’ Trust Agreements address derivative actions.

Right to Vote. The 1940 Act provides that shareholders of the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Pursuant to the ESC Exemptive Relief, shareholders of the Current RSP Funds have more limited voting rights under the 1940 Act. The Current RSP Funds are exempt, for example, from provisions of the 1940 Act that would require that shareholders approve investment advisory agreements, the election of board members or the selection of auditors. The Current RSP Funds are subject to provisions of the 1940 Act requiring that shareholders approve changes to investment restrictions that are required by the 1940 Act to be subject to shareholder approval (such as borrowing limits and industry concentrations), but investment restrictions and policies (as contained in the Rules of the Funds) otherwise are not subject to shareholder approval.

Shareholders of the Acquiring Funds also have the right to vote on certain matters affecting the Acquiring Funds, respectively, under their governing instruments and the laws of the Commonwealth of Massachusetts. Acquiring Funds’ shareholders have the right to vote (1) for the election of SSIIT Trustees; (2) for the removal of SSIT Trustees; (3) with respect to any manager or sub-adviser to the extent required by the 1940 Act; (4) with respect to the termination of SSIIT or any series or class of shares (unless termination is effected by written notice from the SSIIT Trustees); (5) with respect to amendments to the SSIIT Declaration which may adversely affect the rights of shareholders; and (6) with respect to such additional matters relating to the SSIIT as may be required by law, the SSIIT Declaration, the SSIIT Bylaws or any registration of the SSIIT with the SEC (or any successor agency) or any state, or as the SSIIT Trustees may consider necessary or desirable.

The Current RSP Funds’ Trust Agreements and the Rules of the Funds provide the Committee with the power to elect and remove trustees of the Current RSP Funds, and provide the Current RSP Funds’ Trustees with the power to select any manager or sub-adviser.

Quorum and Voting at shareholder Meetings. For SSIIT, if an approval is required by the 1940 Act, then, except for the election of trustees, a 1940 Act Majority is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Neither the Current RSP Funds’ Rules of the Funds nor the Trust Agreements provide for meetings of shareholders or provide any specific terms relating to quorum or voting at any such meetings.

Amendment of Governing Instruments. For the Acquiring Funds, the SSIIT Declaration may be restated and/or amended at any time by an instrument in writing signed by not less than a majority of the SSIIT Board and; provided, however, that no restatement or amendment may be made to the SSIIT Declaration or SSIIT Bylaws that would (i) impair the exemption from personal liability of the shareholders, former shareholders, trustees or former trustees, (ii) permit assessments upon shareholders of SSIIT, or (iii) limit the rights to indemnification under the SSIIT Declaration. An amendment which in the determination of the SSIIT Trustees shall affect the holders of one or more series but not the holders of all outstanding series, or shall affect the holders of one or more classes of a series but not the holders of all outstanding shares of all classes, shall be authorized as to any such series or class by the affirmative vote of the holders of at least a majority of the shares of such affected series or class outstanding and entitled to vote, and no vote of shareholders of a series or class not determined by the SSIIT Trustees to be affected shall be required.

The Board of Directors of General Electric Company and each of the Current RSP Fund’s Trustees may amend the Trust Agreements and the Rules of the Funds, other than paragraph A and D of Section I and Paragraph A of Section VII of the Rules of the Funds, at any time or from time to time and any such amendment must be in writing.

Mergers, Reorganizations and Conversions. The governing instruments of SSIIT provide that SSIIT Trustees may cause the Acquiring Funds to (i) merge, consolidate or reorganize with any other entity (including another series or class of SSIIT) or (ii) sell or exchange all or substantially all of the assets of the SSIIT or of any series or class. Unless otherwise required by applicable law, any such consolidation, merger or transfer may be authorized by vote of a majority of the SSIIT Trustees then in office without the approval of shareholders of SSIIT or relevant series.

Neither of the Current RSP Funds’ Trust Agreements nor the Rules of the Funds specifically enumerates similar powers.

Termination of a Fund. SSIIT or any series or class of any series may be terminated at any time by vote of at least 66-2/3% of the Shares of that series; alternatively, any series or class may be terminated at any time by the SSIIT Trustees by written notice to the shareholders of that series or class.

The Board of Directors of General Electric Company may terminate each Current RSP Fund at any time.

Liability of shareholders. The governing instruments of SSIIT generally provide that shareholders will not be subject to personal liability for the obligations of SSIIT and neither SSIIT nor SSIIT Trustees, nor any officer, employee or agent of the SSIIT shall have any power to bind personally any shareholder. The governing instruments of the Current RSP Funds do not include similar provisions as to shareholders.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments of SSIIT provide that the SSIIT Trustees, nor any officer, shall be subject to any personal liability in connection with the assets or affairs of an Acquiring Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office (“Disqualifying Conduct”). The governing instruments of the Current RSP Funds provide that no Current RSP Funds’ Trustee shall be subject to any personal liability for anything done or omitted to be done by such Trustee except for acts done by such Trustee in bad faith, or caused by the Trustee’s fraud, dishonesty, self-dealing, willful misfeasance, gross negligence or reckless disregard of duties.

Indemnification. The SSIIT Declaration generally provides that any SSIIT Trustee or officer shall be indemnified by SSIIT against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and accountants’ or counsel fees reasonably incurred, if such person acted, or took no action, as the case may be, in good faith, with the reasonable belief that their action (or inaction, as the case may be) was not opposed to the best interests of SSIIT, and without any Disqualifying Conduct. SSIIT may advance expenses incurred in defending any proceedings subject to certain conditions.

The governing instruments of the Current RSP Funds do not include similar provisions.

Written Consents. With respect to SSIIT, any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of applicable law or regulation) consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. With respect to SSIIT, such consent is treated for all purposes as a vote taken at a meeting of shareholders. The RSP Funds’ Trust Agreements do not address voting rights by shareholders. Any voting rights, to the extent held by shareholders in order to comply with the 1940 Act, could be cast by written consent by the shareholders. Neither the Trust Agreements nor the 1940 Act prohibits the use of a written consent in that manner.

APPENDIX C — MORE INFORMATION ABOUT THE GENERAL ELECTRIC RSP U.S. EQUITY FUND AND GENERAL ELECTRIC RSP INCOME FUND

Principal Risks for Each Fund

GE RSP U.S. Equity Fund (the “U.S. Equity Fund”)

The principal risks of investing in the U.S. Equity Fund are securities market risk, equity securities risk, style risk, growth investing risk, value investing risk, mid-cap company risk, small-cap company risk and management risk. To the extent that the portfolio managers invest in foreign securities or debt securities, the U.S. Equity Fund also would be subject to foreign investment risk, currency risk, interest rate risk and credit risk.

Some or all of these risks might adversely affect the value of units in the U.S. Equity Fund, yield, total return, and the U.S. Equity Fund’s ability to meet its investment objective. While the risks listed above and described below are principal risks of investing in the U.S. Equity Fund, there might be additional risks not identified in this Appendix C that could adversely affect the U.S. Equity Fund’s performance.

GE RSP Income Fund (the “Income Fund” and together with the U.S. Equity Fund, the “Funds”)

The principal risks of investing in the Income Fund are securities market risk, debt securities risk, interest rate risk, credit risk, prepayment risk, mortgage-backed securities risk, and management risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities, emerging market debt securities and high yield securities, the Income Fund would be subject to asset-backed securities risk, foreign investment risk, emerging markets risk, currency risk, high yield securities risk and valuation risk. To the extent that the portfolio managers invest in derivative instruments, the Income Fund would be subject to derivative instruments risk. To the extent that the Income Fund engages in active and frequent trading of its portfolio securities, it would be subject to portfolio turnover risk.

Some or all of these risks might adversely affect the value of units in the Income Fund, yield, total return, and the Income Fund’s ability to meet its investment objective. While the risks listed above and described below are principal risks of investing in the Income Fund, there might be additional risks not identified in this Appendix C that could adversely affect the Income Fund’s performance.

Principal Risk Descriptions

The principal of investing in the Funds are summarized below. Principal risks specific to a Fund are noted above (under the applicable heading “Principal Risks for each Fund”), however, each risk summarized below may still apply to some extent to each of the Funds during various situations and market conditions. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time.

1.

Securities Market Risk: Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, a Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities. Securities market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, and natural/environmental disasters can all negatively impact the securities markets, which could cause a Fund to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner.

2.

Equity Securities Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition and in overall market, economic and political conditions.

3.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different styles. A Fund also may employ a combination of styles that impact its risk characteristics.

4.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

5.

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

6.

Large-Cap Companies Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may be unable to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

7.

Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited managerial and financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

8.

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

9.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves unique and additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

10.

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

11.

Interest Rate Risk: Bond prices generally rise when interest rates decline and generally decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates. If an issuer calls or redeems an investment during a time of declining interest rates, then a Fund might have to reinvest the proceeds in an investment offering a lower yield and might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates. When interest rates decline, the income received by a Fund may decline, and the Fund’s yield may also decline.

12.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment- grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

13.

Debt Securities Risk: The values of debt securities may increase or decrease, as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of a Fund’s fixed income securities to decrease, an adverse impact on the liquidity of a Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by a Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

14.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

15.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the under- lying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

16.

Management Risk: The Funds are subject to management risk. SSGA FM and each Fund’s portfolio managers will apply investment techniques and risk analysis in making investment decisions for the Funds but there can be no guarantee that these decisions will produce the desired results. There also can be no assurance that all of the personnel of SSGA FM will continue to be associated with SSGA FM for any length of time. The loss of services of one or more key employees of SSGA FM could have an adverse impact on a Fund’s ability to realize its investment objective. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause SSGA FM to restrict or prohibit participation in certain investments.

17.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

18.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature, and their political systems are less stable, than those in developed countries. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, the systems and procedures for trading and settlement of securities in emerging markets may be less developed and less transparent and transactions may take longer to settle. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

19.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities are subject to greater risk of default and of insolvency or bankruptcy than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

20.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value. Investors who purchase or redeem Fund shares on days when the Fund is holding “fair valued” securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not “fair valued” the holding(s) or had used a different valuation methodology. These risks may be magnified in a rising interest rate environment and Funds that hold a significant percentage of fair valued securities may be particularly susceptible to the risks associated with fair valuation.

21.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as forward contracts, futures and options on futures contracts, options and swaps. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivative instruments as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivative instruments have the effect of leverage on a Fund, meaning that a small investment in derivative instruments could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivative instruments involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivative instruments are unlimited. Derivative instruments can be highly volatile, illiquid, and difficult to value. Derivative instruments not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may not fulfill its obligations). There is also the risk that changes in the value of a derivatives instrument held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by SSGA FM and their portfolio manager(s) responsible for managing the Fund. Changes in regulation relating to a Fund’s use of derivative instruments could potentially limit or impact a Fund’s ability to invest in derivative instruments, limit a Fund’s ability to employ certain strategies that use derivative instruments, and/or adversely affect the value of derivative instruments and a Fund’s performance.

22.

Portfolio Turnover Risk: A Fund may experience high portfolio turnover rates as a result of its principal investment strategies. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark- ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover may have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains. A Fund may experience high portfolio turnover rates as a result of its principal investment strategies. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark- ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover may have the effect of reducing a Fund’s investment return, and the sale of securities by a Fund may result in the realization of taxable capital gains, including short-term capital gains.

23.	Counterparty Risk: A Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives instruments contracts and other transactions such as repurchase agreements or reverse repurchase agreements. A Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Contractual provisions and applicable law may prevent or delay a Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, a Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. A party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction.

24.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk. In addition, liquidity risk can increase as a result of unusually high redemption requests, redemption requests by certain large shareholders (such as institutional investors), or other market conditions that may make it difficult for a Fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

25.

U.S. Government Securities Risk: A Fund may invest in debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises. There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. U.S. Government-sponsored enterprises are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, they are not supported by the full faith and credit of the U.S. Government, and they involve increased credit risks. Certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities. Investments in U.S. Government securities are also subject to interest rate risk and prepayment risk, and the risk that the value of the securities will fluctuate in response to political, market or economic developments. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

Tax Information

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. In general, a Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at each of the shareholder and the Fund level. The U.S. Equity Fund expects a portion of its distributions to be derived from qualified dividend income and the Income Fund does not expect its distributions to be derived from qualified dividend income.

The Internal Revenue Code of 1986, as amended (the “Code”) generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions with respect to a Fund’s shares are generally subject to U.S. federal income tax to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV includes either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

Redemptions and exchanges of a Fund’s shares (including exchanges of Fund shares for shares of another Fund) are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares generally will be disallowed under the Code’s “wash sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged.

Special tax rules apply to investments through the Plan and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situations.

Determination of Net Asset Value and Pricing of Fund Shares

Each Fund determines its net asset value (“NAV”) per share once each business day as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, purchase of Fund shares by wiring Federal Funds is not possible because Federal Funds wiring does not occur on days when the Federal Reserve is closed. In unusual circumstances, such as an emergency or an unscheduled close or halt of trading on the NYSE, the time at which share prices are determined may be changed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each Fund’s shares is calculated by dividing the value of the assets of the Fund less the liabilities of the Fund by the number of shares outstanding. The Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when each Fund does not price its shares. Consequently, the NAV of each Fund’s shares may change on days when each Fund’s shares are not available for purchase or redemption.

Purchase and redemption orders for Fund shares are processed, respectively, at the NAV next determined after the Fund accepts a purchase order or receives a redemption request in good form. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by SSGA FM, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment.

Purchase and Redemption of Fund Shares

Each Fund’s shares are only available for purchase, and may only be redeemed, through a current defined contribution plan arrangement in the Funds.

Purchase requests received in good order will be executed at the NAV next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash.

Regardless of the method the Funds use to make a redemption payment, the Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order. The Funds reserve the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect a Fund. The Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by the 1940 Act.

The transfer agent may temporarily delay for more than seven days the disbursement of redemption proceeds from the Fund account of a “Specified Adult” (as defined in Financial Industry Regulatory Authority, Inc. (“FINRA”) Rule 2165) based on a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted, subject to certain conditions.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements (including under the Funds’ line of credit, which is shared across all registered funds advised by SSGA FM (other than money market funds)) that may be available from time to time.

During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less liquid investments, or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

Dividends and Distributions

Income and capital gains dividends of the Funds will be declared and paid as described in the table below. Any income and capital gains that have not been distributed by December of each calendar year are generally distributed at such time. When a Fund distributes income or capital gains, the NAV per share is reduced by the amount of the distribution.

Distribution Options. You can choose from two different distribution options as indicated on the application:

•

Reinvestment Option — Dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Cash Option — A check or ACH to bank of record will be sent for each dividend and capital gain distribution.

If the Fund is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distributions will be reinvested at the then-current net asset value of the Fund.

Fund	Distribution Schedule
General Electric RSP Income Fund	Dividends are typically declared and paid monthly. Short-term and long-term capital gains, if any, are typically declared and paid annually

General Electric RSP U.S. Equity Fund	Dividends are typically declared and paid annually. Short-term and long-term capital gains, if any, are typically declared and paid annually

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Excessive Trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

Excessive Trading activity is generally evaluated based on roundtrip transactions in an account. A “roundtrip” transaction is defined generally as a purchase or exchange into a Fund followed, or preceded, by a redemption or exchange out of the same Fund within 30 days. A Fund may, in its discretion, determine to apply a time period other than 30 days in connection with identifying roundtrip transactions. Shareholders with one or more roundtrip transactions may, in the discretion of a Fund, be blocked from making additional purchases or exchanges in any Fund for a period of time. A Fund has discretion to determine that action is not necessary if it determines that a pattern of trading is not abusive or harmful to the affected Fund in a material way. Fund size and/or transaction size may be considered in evaluating any roundtrip transaction.

The Board of Trustees of each Fund has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the Funds reserve the right to reject any exchanges or purchase orders by any shareholder engaging in Excessive Trading activities.

As a means to protect each Fund and its shareholders from Excessive Trading:

•

The Funds’ transfer agent compiles, monitors and reports account-level information on omnibus and underlying shareholder/participant activity. Depending on the account type, monitoring will be performed on a daily, monthly, quarterly and/or annual basis;

•

The Funds’ distributor has obtained information from each Financial Intermediary holding shares in an omnibus account with the Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading; and procedures that are reasonably designed to protect the Funds against harmful short-term trading; and

•

With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

The Funds’ distributor has detailed procedures that document the transparency oversight and monitoring processes performed by the Funds’ transfer agent.

While the Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by Excessive Trading restrictions.

APPENDIX D-1 — GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of April 13, 2021 by State Street Institutional Investment Trust, a Massachusetts business trust (the “SSIIT”), on behalf of its series the State Street U.S. Core Equity Fund (the “Acquiring Fund”), and GE RSP U.S. Equity Fund (the “Acquired Fund”), and, solely with respect to paragraph 10.2 hereof, SSGA Funds Management, Inc. (“SSGA FM”) and General Electric Company (“GE”).

The reorganization contemplated by this Agreement (the “Reorganization”) consists of the transfer of all assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Reorganization Shares”), the Acquiring Fund’s assumption of all Obligations of the Acquired Fund and the distribution of the Reorganization Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund all upon the terms and subject to the conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquired Fund Prospectus” means, the document, or portions thereof as permitted by Rule 428(b)(1)(ii) under the Securities Act of 1933, as amended (the “1933 Act”), containing the employee benefit plan information required by Item 1 of Form S-8 with respect to the Acquired Fund; (ii) the statement of availability of registrant information, employee benefit plan annual reports and other information with respect to the Acquired Fund required by Item 2 of Form S-8; and (iii) the documents containing registrant information and employee benefit plan annual reports with respect to the Acquired Fund that are, pursuant to Item 3 of Form S-8, incorporated by reference in the registration statement of the Acquired Fund, filed with the Securities and Exchange Commission (the SEC”) on Form S-8, as amended or supplemented from time to time.

“Acquiring Fund Prospectus” means, collectively, the Acquiring Fund’s prospectus and statement of additional information, as amended or supplemented from time to time.

“Closing” means the time at which the transaction contemplated by paragraph 2.1(a)-(c) is consummated.

“Close of Business” means the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”).

“Investments” means all investments held by the Acquired Fund or to which it is a party as of the Close of Business on the Valuation Date.

“Liquidation Date” means the date on which the Acquired Fund liquidates and distributes the Reorganization Shares to its shareholders of record pursuant to paragraph 2.1.

“Merging Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Obligations” means all liabilities and obligations of the Acquired Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Surviving Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Valuation Date” means the business day preceding the Closing Date.

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2. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND REORGANIZATION SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Acquired Fund will transfer and deliver to the Acquiring Fund all of its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for its net assets a number of Reorganization Shares (including fractional shares, if any) determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Reorganization Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund, including cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Acquired Fund on the Closing Date, including any prepaid expenses, other than unamortized reorganizational expenses, shown as assets on the books of the Acquired Fund on the Closing Date.

2.3.

On the Liquidation Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record of its shares, determined as of the Close of Business on the Valuation Date, the Reorganization Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Reorganization Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders and representing the respective pro rata number of Reorganization Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Reorganization Shares in connection with such exchange.

2.4.

With respect to Reorganization Shares distributable pursuant to paragraph 2.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquired Fund will not permit such shareholder to receive Reorganization Share certificates therefor, to exchange such Reorganization Shares for shares of other investment companies, to effect an account transfer of such Reorganization Shares or to pledge or redeem such Reorganization Shares until the Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect the complete dissolution of the Acquired Fund under applicable law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution, including compliance with the requirements of paragraph 2.4.

2.6

Except as otherwise mutually agreed by the parties, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund until the Acquired Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Fund’s investment manager on behalf of the Acquired Fund.

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3. VALUATION.

3.1.

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Close of Business on the Valuation Date in a manner consistent with procedures established by the Board of Trustees of SSIIT with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Fund, and shall be certified by the Acquired Fund.

3.2.

For the purpose of paragraph 3.1, the net asset value of a Reorganization Share shall be the net asset value per share computed as of the Close of Business on the Valuation Date, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the Acquiring Fund Prospectus for determining net asset value.

4. CLOSING AND CLOSING DATE.

4.1.

Subject to receipt of all necessary approvals, including the vote of a majority of the outstanding voting securities, within the meaning of Section 2(a)(42) of the 1940 Act and Rule 17a-8(a)(3) thereunder, of the Acquired Fund, and subject to paragraph 4.3 below, the Closing shall occur on May 24, 2021, or such other date as the Acquiring Fund and Acquired Fund may agree (the “Closing Date”) and shall be effective as of 9:00 a.m. Eastern Time on the Closing Date. The Closing shall take place remotely via the electronic exchange of the applicable documents and signatures, provided, however, that the parties, by mutual agreement, may elect for the Closing to take place at SSGA FM’s offices, One Iron Street, Boston, Massachusetts 02210 (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

On the Closing Date, the Acquired Fund’s assets, including all of the Acquired Fund’s cash, shall be delivered by the Acquired Fund to the custodian for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for [Acquiring Fund].”

4.3.

In the event that on the Valuation Date (a) the NYSE shall be closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored.

4.4.

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund’s shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the Close of Business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Reorganization Shares issuable pursuant to paragraph 2.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited pro rata to open accounts in the names of the Acquired Fund’s shareholders as provided in paragraph 2.3.

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4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of Obligations, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2. The parties agree that any such documents may be executed electronically.

5. REPRESENTATIONS AND WARRANTIES.

5.1.

The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund is legally existing under the laws of its state of organization;

(b)

The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(c)

The Acquired Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

(e)

To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquired Fund’s independent registered public accounting firm, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquired Fund’s most recently completed fiscal year and the last day of any subsequent semiannual period following the most recently completed fiscal year;

(g)

Since the last day of the Acquired Fund’s most recently completed semiannual period, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, Obligations or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net

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realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Acquired Fund has elected to be treated as a “regulated investment company” for federal income tax purposes under Part I of Subchapter M of the Code (a “RIC”) and has qualified and been eligible for treatment as a RIC for each taxable year since its inception ending on or before the Closing Date and will maintain such qualification at all times through the Closing Date, and for each such taxable year (or portion thereof) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply;

(i)

As of the Closing Date: (i) the Acquired Fund shall have duly and timely filed all federal, state and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed by such date (giving effect to extensions), and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or, if not yet due, provisions shall have been made for the payment thereof; (ii) all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund; (iii) all of the Acquired Fund’s tax liabilities will have been adequately provided for on its books; (iv) the Acquired Fund will have had no known tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and the Acquired Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid; and (v) no taxing authority in a jurisdiction where the Acquired Fund does not file a tax return or report has notified the Acquired Fund in writing that the Acquired Fund is or may be subject to taxation in that jurisdiction. There are no levies, liens or encumbrances relating to taxes existing, threatened or pending with respect to the assets of the Acquired Fund;

(j)

All issued and outstanding shares of the Acquired Fund have been, and at the Closing Date will have been, sold in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Reorganization Shares to be issued to the Acquired Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund’s shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

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(o)

On the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and Obligations to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and Obligations and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and Obligations subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquired Fund or the Acquiring Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund;

(r)

All information provided to the Acquiring Fund by the Acquired Fund for inclusion in, or transmittal with, the registration statement on Form N-14 (the “Registration Statement”), which includes an information statement/prospectus (the “Information Statement/Prospectus”), with respect to this Agreement (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading;

(s)

The Acquired Fund is eligible to rely upon Rule 17a-8 under the 1940 Act and, prior to the effective date of the Registration Statement, the Acquired Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is not a Surviving Company, except for the conditions contained in Rule 17a-8(a)(3);

(t)

At the Closing Date, the Acquired Fund will have satisfied the conditions of Rule 17a-8(a)(3) under the 1940 Act, taking into account that the Reorganization does not satisfy the conditions of Rule 17a-8(a)(3)(i) through (iv);

(u)

The Acquired Fund is an “employees’ securities company” within the meaning of Section 2(a)(13) of the 1940 Act and has, at all times since January 1, 2018, operated in compliance with an exemptive order issued by the SEC to the Acquired Fund pursuant to Section 6(c) of the 1940 Act. The Acquired Fund’s participation in the Reorganization will not violate the requirements of any existing SEC exemptive orders applicable to the Acquired Fund;

(v)

The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder;

(w)

The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code

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and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

(x)

The Acquiring Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return;

(y)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (h), (i), (s), (t) and (u) of this Section; and

(z)	The Acquired Fund does not own any property of a character, the indirect transfer of which, pursuant to this Agreement, would give rise to any documentary, sales, stamp, or other transfer tax.

5.2.

The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	SSIIT is legally existing under the laws of its state of organization;

(b)

SSIIT is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund, as applicable, is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)

To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring all the assets and assuming the Obligations of the Acquired Fund and, prior to the Closing, (i) will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a

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de minimis amount of assets to facilitate the transaction(s) described in this Agreement) and immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, the Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund shares;

(h)

The Acquiring Fund will elect to be treated and intends to qualify and be eligible for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of its taxable year that includes the Closing. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i)

All issued and outstanding shares of the Acquiring Fund have been, and at the Closing Date will have been, issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common shares of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

(j)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(k)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and Blue Sky laws;

(l)

All information provided to the Acquired Fund by the Acquiring Fund for inclusion in, or transmittal with the Registration Statement or the Information Statement/Prospectus, (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading; and

(m)

Prior to the effective date of the Registration Statement, the Acquiring Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is a Surviving Company, except for the condition contained in Rule 17a-8(a)(5) under the 1940 Act.

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6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The parties hereby covenant and agree as follows:

6.1.

The Acquired Fund will conduct its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business for the Acquired Fund will include regular and customary periodic dividends and distributions.

6.2.

The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.3.

Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.4.

The Acquiring Fund will obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitations, those necessary to satisfy the conditions of Rule 17a-8 thereunder) and such of the Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.5

The Acquired Fund will (a) obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitation, those necessary to satisfy the conditions of Rule 17a-8 thereunder) to consummate the Reorganization, (b) cause to be mailed to each shareholder of record of the Acquired Fund the Information Statement/Prospectus and (c) take all other reasonable action necessary to obtain any approvals required to complete the transactions contemplated hereby.

6.6

The Acquired Fund agrees that the acquisition of all assets and Obligations of the Acquired Fund by the Acquiring Fund includes any right of action against current and former service providers of the Acquired Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Acquired Fund hereby assigns to the Acquiring Fund all rights, causes of action, and other claims against third parties relating to the Acquired Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

6.7

The Acquired Fund covenants that, by the Closing Date, all of the Acquired Fund’s federal and other tax returns and reports required by law to be filed on or before the Closing Date, shall have been filed and all federal and other taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such taxes, provided, however, if any of the income tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Fund for its most recent taxable year ended prior to the Closing Date have not been filed by the Closing Date, the Acquired Fund shall prepare and timely file with the relevant taxing authorities all such returns and the Acquired Fund shall make available to the Acquiring Fund drafts of such returns at least one week prior to filing such returns.

6.8

As promptly as practicable, but in any case within sixty (60) calendar days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund a statement of earnings and profits of the Acquired Fund for U.S. federal income tax purposes that will be carried over by the Acquired Fund pursuant to Section 381 of the Code.

6.9

It is the intention of the parties to the Reorganization that such Reorganization will qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code.

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6.10

The Acquiring Fund and Acquired Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in: filing any tax returns, amended return or claim for refund; determining a liability for taxes or a right to a refund of taxes; requesting a closing agreement or similar relief from a taxing authority; participating in or conducting any audit or other proceeding in respect of taxes; in determining the financial reporting of any tax position; or declaring and paying any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Acquired Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2021. Each party or its agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing Date and for prior taxable periods for which the party is required to retain records as of the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligation of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Acquired Fund shall have received a favorable opinion of counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, to the following effect:

(a)

SSIIT is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and, as applicable, the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of SSIIT;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents; and

(d)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

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8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

8.2.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

Acquired Fund is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and its securities are duly authorized;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The Acquired Fund has obtained all approvals of shareholders necessary to effect the Reorganization in accordance with applicable law;

(d)

The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund’s organizational documents; and

(f)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8.3.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Acquired Fund as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Acquired Fund, including but not limited to information necessary for purposes of preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date.

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9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties, including approval by the shareholders of the Acquired Fund, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund, or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund, or the Acquiring Fund.

9.3.

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP in a form reasonably satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes:

(a)

The acquisition by Acquiring Fund of all the assets of Acquired Fund in exchange for Reorganization Shares and the assumption of all Obligations by the Acquiring Fund, followed by the distribution by Acquired Fund to its shareholders of all the Reorganization Shares it received in complete liquidation and termination of Acquired Fund, all pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or (ii) the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation;

(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Acquired Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Acquired Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Acquired Fund;

(f)	Under Section 354 of the Code, the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Acquired Fund for the Reorganization Shares;

(g)

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that an Acquired Fund shareholder receives will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

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(h)

Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Reorganization Shares (including fractional shares to which the shareholder may be entitled) received pursuant to this Agreement will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided the shareholder held such Acquired Fund shares as capital assets on the date of the exchange; and

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.4

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees/directors of each of the Acquired Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

10. BROKERAGE FEES AND EXPENSES.

10.1.

Each of the Acquired Fund and Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.

The Acquiring Fund will bear (i) any brokerage costs incurred in connection with effecting the Reorganization, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Fund, (iii) registration fees incurred in connection with registration of the Reorganization Shares (iv) record retention fees with regard to the Acquired Fund and (v) legal fees of counsel to the Acquired Fund in connection with the Reorganization. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of the Information Statement/Prospectus, will be allocated between SSGA FM and GE in accordance with terms agreed upon between SSGA FM and GE.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

11.1.

Each of the Acquired Fund and Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5, 10, 11, 14 and 15.

12. TERMINATION.

12.1.

This Agreement may be terminated by the mutual agreement of the Acquired Fund and Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

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(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 12.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

12.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

13. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Acquired Fund or the Acquiring Fund shall be effective without such approval having been obtained.

14. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by email to the Acquired Fund or the Acquiring Fund at the following addresses:

Acquiring Fund

One Iron Street, Boston, MA 02210

Acquired Fund

One Iron Street, Boston, MA 02210

15. HEADINGS; COUNTERPARTS AND ELECTRONIC SIGANTURES; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

15.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.

(a)	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(b)

The parties hereby consent to transact electronically and agree that a party’s intentional action in providing an electronic signature by clicking a button, typing a name in a signature field, or otherwise entering an electronic signature, is valid evidence of consent to be legally bound by this Agreement.

(c)

The words “execution,” “signed,” “signature,” and words of similar import used in this Agreement shall be deemed to include electronic or digital signatures or the keeping of records in electronic form, each of which shall be of the same effect, validity and enforceability as manually executed

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signatures or a paper-based recordkeeping system, as the case may be, to the extent and as provided for under applicable law, including the Electronic Signatures in Global and National Commerce Act of 2000 (15 USC § 7001 et seq.).

(d)

The electronically stored copy of this Agreement is considered to be the true, complete, valid, authentic, and enforceable record of the Agreement, admissible in judicial or administrative proceedings to the same extent as if the document and records were originally generated and maintained in printed form. The parties agree not to contest the admissibility or enforceability of an electronically stored copy of the Agreement in any proceeding arising out of the terms and conditions of the Agreement.

15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

A copy of the Agreement and Declaration of Trust, as amended, of SSIIT is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Acquiring Fund or the Acquired Fund, this Agreement is binding only upon the assets and properties of the Acquiring Fund or the Acquired Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

General Electric RSP U.S. Equity Fund

Attested by:
/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

State Street Institutional Investment Trust

On behalf of its series, State Street U.S.
Core Equity Fund

Attested by:
/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

Solely for purposes of paragraph 10.2 of the Agreement:

SSGA Funds Management, Inc.

Attested by:
/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

General Electric Company

Attested by:
/s/ Greg Bouleris
Name: Greg Bouleris	By: /s/ Scott Silberstein
Name: Scott Silberstein
Title: Executive Counsel

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APPENDIX D-2 — GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of April 13, 2021 by State Street Institutional Investment Trust, a Massachusetts business trust (the “SSIIT”), on behalf of its series the State Street Income Fund (the “Acquiring Fund”), and GE RSP Income Fund (the “Acquired Fund”), and, solely with respect to paragraph 10.2 hereof, SSGA Funds Management, Inc. (“SSGA FM”) and General Electric Company (“GE”).

The reorganization contemplated by this Agreement (the “Reorganization”) consists of the transfer of all assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund (the “Reorganization Shares”), the Acquiring Fund’s assumption of all Obligations of the Acquired Fund and the distribution of the Reorganization Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund all upon the terms and subject to the conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquired Fund Prospectus” means, the document, or portions thereof as permitted by Rule 428(b)(1)(ii) under the Securities Act of 1933, as amended (the “1933 Act”), containing the employee benefit plan information required by Item 1 of Form S-8 with respect to the Acquired Fund; (ii) the statement of availability of registrant information, employee benefit plan annual reports and other information with respect to the Acquired Fund required by Item 2 of Form S-8; and (iii) the documents containing registrant information and employee benefit plan annual reports with respect to the Acquired Fund that are, pursuant to Item 3 of Form S-8, incorporated by reference in the registration statement of the Acquired Fund, filed with the Securities and Exchange Commission (the SEC”) on Form S-8, as amended or supplemented from time to time.

“Acquiring Fund Prospectus” means, collectively, the Acquiring Fund’s prospectus and statement of additional information, as amended or supplemented from time to time.

“Closing” means the time at which the transaction contemplated by paragraph 2.1(a)-(c) is consummated.

“Close of Business” means the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”).

“Investments” means all investments held by the Acquired Fund or to which it is a party as of the Close of Business on the Valuation Date.

“Liquidation Date” means the date on which the Acquired Fund liquidates and distributes the Reorganization Shares to its shareholders of record pursuant to paragraph 2.1.

“Merging Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Obligations” means all liabilities and obligations of the Acquired Fund of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date.

“Surviving Company” has the meaning given to it in Rule 17a-8 under the 1940 Act.

“Valuation Date” means the business day preceding the Closing Date.

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2. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND REORGANIZATION SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Acquired Fund will transfer and deliver to the Acquiring Fund all of its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)

The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for its net assets a number of Reorganization Shares (including fractional shares, if any) determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 3.1, by the net asset value of one Reorganization Share computed in the manner and as of the time and date set forth in paragraph 3.2. Such transactions shall take place at the Closing.

2.2.

The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund, including cash, securities, dividends and interest receivable, receivables for shares sold and all other assets that are owned by the Acquired Fund on the Closing Date, including any prepaid expenses, other than unamortized reorganizational expenses, shown as assets on the books of the Acquired Fund on the Closing Date.

2.3.

On the Liquidation Date, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record of its shares, determined as of the Close of Business on the Valuation Date, the Reorganization Shares received by the Acquired Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Reorganization Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders and representing the respective pro rata number of Reorganization Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Reorganization Shares in connection with such exchange.

2.4.

With respect to Reorganization Shares distributable pursuant to paragraph 2.3 to an Acquired Fund shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquired Fund will not permit such shareholder to receive Reorganization Share certificates therefor, to exchange such Reorganization Shares for shares of other investment companies, to effect an account transfer of such Reorganization Shares or to pledge or redeem such Reorganization Shares until the Acquired Fund shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.

As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect the complete dissolution of the Acquired Fund under applicable law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution, including compliance with the requirements of paragraph 2.4.

2.6

Except as otherwise mutually agreed by the parties, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund until the Acquired Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Fund’s investment manager on behalf of the Acquired Fund.

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3. VALUATION.

3.1.

The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Close of Business on the Valuation Date in a manner consistent with procedures established by the Board of Trustees of SSIIT with respect to the Acquiring Fund and as disclosed in the Acquiring Fund Prospectus, after deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Fund, and shall be certified by the Acquired Fund.

3.2.

For the purpose of paragraph 3.1, the net asset value of a Reorganization Share shall be the net asset value per share computed as of the Close of Business on the Valuation Date, using the valuation procedures set forth in the organizational documents of the Acquiring Fund and/or the Acquiring Fund Prospectus for determining net asset value.

4. CLOSING AND CLOSING DATE.

4.1.

Subject to receipt of all necessary approvals, including the vote of a majority of the outstanding voting securities, within the meaning of Section 2(a)(42) of the 1940 Act and Rule 17a-8(a)(3) thereunder, of the Acquired Fund, and subject to paragraph 4.3 below, the Closing shall occur on May 24, 2021, or such other date as the Acquiring Fund and Acquired Fund may agree (the “Closing Date”) and shall be effective as of 9:00 a.m. Eastern Time on the Closing Date. The Closing shall take place remotely via the electronic exchange of the applicable documents and signatures, provided, however, that the parties, by mutual agreement, may elect for the Closing to take place at SSGA FM’s offices, One Iron Street, Boston, Massachusetts 02210 (or such other place as the parties may agree), at such time as the parties may agree.

4.2.

On the Closing Date, the Acquired Fund’s assets, including all of the Acquired Fund’s cash, shall be delivered by the Acquired Fund to the custodian for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “[Custodian], custodian for [Acquiring Fund].”

4.3.

In the event that on the Valuation Date (a) the NYSE shall be closed for trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed and reporting shall have been restored.

4.4.

At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund’s shareholders and the number of outstanding shares of the Acquired Fund owned by each Acquired Fund shareholder, and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the Close of Business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Reorganization Shares issuable pursuant to paragraph 2.1 have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited pro rata to open accounts in the names of the Acquired Fund’s shareholders as provided in paragraph 2.3.

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4.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of Obligations, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2. The parties agree that any such documents may be executed electronically.

5. REPRESENTATIONS AND WARRANTIES.

5.1.

The Acquired Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Acquired Fund is legally existing under the laws of its state of organization;

(b)

The Acquired Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(c)

The Acquired Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)

The Acquired Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

(e)

To the knowledge of the Acquired Fund, except as has been disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)

The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund, as of the last day of and for its most recently completed fiscal year, audited by the Acquired Fund’s independent registered public accounting firm, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied. In addition, the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Acquired Fund’s most recently completed fiscal year and the last day of any subsequent semiannual period following the most recently completed fiscal year;

(g)

Since the last day of the Acquired Fund’s most recently completed semiannual period, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, Obligations or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net

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realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)

The Acquired Fund has elected to be treated as a “regulated investment company” for federal income tax purposes under Part I of Subchapter M of the Code (a “RIC”) and has qualified and been eligible for treatment as a RIC for each taxable year since its inception ending on or before the Closing Date and will maintain such qualification at all times through the Closing Date, and for each such taxable year (or portion thereof) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply;

(i)

As of the Closing Date: (i) the Acquired Fund shall have duly and timely filed all federal, state and other tax returns and reports of the Acquired Fund (including, but not limited to, information returns) required by law to have been filed by such date (giving effect to extensions), and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or, if not yet due, provisions shall have been made for the payment thereof; (ii) all such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund; (iii) all of the Acquired Fund’s tax liabilities will have been adequately provided for on its books; (iv) the Acquired Fund will have had no known tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and the Acquired Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid; and (v) no taxing authority in a jurisdiction where the Acquired Fund does not file a tax return or report has notified the Acquired Fund in writing that the Acquired Fund is or may be subject to taxation in that jurisdiction. There are no levies, liens or encumbrances relating to taxes existing, threatened or pending with respect to the assets of the Acquired Fund;

(j)

All issued and outstanding shares of the Acquired Fund have been, and at the Closing Date will have been, sold in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

(k)

The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund Prospectus, except as previously disclosed in writing to the Acquiring Fund;

(l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)

The Reorganization Shares to be issued to the Acquired Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund’s shareholders as provided in paragraph 2.3;

(n)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

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(o)

On the Closing Date, the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and Obligations to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and Obligations and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and Obligations subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund;

(p)

On the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date;

(q)

No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquired Fund or the Acquiring Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund;

(r)

All information provided to the Acquiring Fund by the Acquired Fund for inclusion in, or transmittal with, the registration statement on Form N-14 (the “Registration Statement”), which includes an information statement/prospectus (the “Information Statement/Prospectus”), with respect to this Agreement (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading;

(s)

The Acquired Fund is eligible to rely upon Rule 17a-8 under the 1940 Act and, prior to the effective date of the Registration Statement, the Acquired Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is not a Surviving Company, except for the conditions contained in Rule 17a-8(a)(3);

(t)

At the Closing Date, the Acquired Fund will have satisfied the conditions of Rule 17a-8(a)(3) under the 1940 Act, taking into account that the Reorganization does not satisfy the conditions of Rule 17a-8(a)(3)(i) through (iv);

(u)

The Acquired Fund is an “employees’ securities company” within the meaning of Section 2(a)(13) of the 1940 Act and has, at all times since January 1, 2018, operated in compliance with an exemptive order issued by the SEC to the Acquired Fund pursuant to Section 6(c) of the 1940 Act. The Acquired Fund’s participation in the Reorganization will not violate the requirements of any existing SEC exemptive orders applicable to the Acquired Fund;

(v)

The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder;

(w)

The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code

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and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder;

(x)

The Acquiring Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return;

(y)

The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (h), (i), (s), (t) and (u) of this Section; and

(z)	The Acquired Fund does not own any property of a character, the indirect transfer of which, pursuant to this Agreement, would give rise to any documentary, sales, stamp, or other transfer tax.

5.2.

The Acquiring Fund represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	SSIIT is legally existing under the laws of its state of organization;

(b)

SSIIT is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund, as applicable, is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Trust and the 1940 Act;

(c)

On the Closing Date, the registration statement does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)	On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(e)

The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)

To the knowledge of the Acquiring Fund, except as has been disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)

The Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring all the assets and assuming the Obligations of the Acquired Fund and, prior to the Closing, (i) will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) (ii) will have no tax attributes (including those specified in Section 381(c) of the Code), (iii) will not have held any property (other than a de minimis amount of assets to facilitate the transaction(s) described in this Agreement) and

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immediately following the Reorganization, the Acquiring Fund will possess solely assets and liabilities that were possessed by the Acquired Fund immediately prior to the Reorganization; provided, however, that at the time of or before the Reorganization, the Acquiring Fund may hold a de minimis amount of assets to facilitate its organization, and (iv) will not have prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the initial shareholder of the Acquiring Fund. Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund shares;

(h)

The Acquiring Fund will elect to be treated and intends to qualify and be eligible for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of its taxable year that includes the Closing. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(i)

All issued and outstanding shares of the Acquiring Fund have been, and at the Closing Date will have been, issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common shares of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

(j)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(k)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and Blue Sky laws;

(l)

All information provided to the Acquired Fund by the Acquiring Fund for inclusion in, or transmittal with the Registration Statement or the Information Statement/Prospectus, (1) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (2) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading; and

(m)

Prior to the effective date of the Registration Statement, the Acquiring Fund will have satisfied the conditions of Rule 17a-8 under the 1940 Act applicable to a Merging Company that is a Surviving Company, except for the condition contained in Rule 17a-8(a)(5) under the 1940 Act.

6. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The parties hereby covenant and agree as follows:

6.1.

The Acquired Fund will conduct its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business for the Acquired Fund will include regular and customary periodic dividends and distributions.

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6.2.

The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of such Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

6.3.

Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.4.

The Acquiring Fund will obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitations, those necessary to satisfy the conditions of Rule 17a-8 thereunder) and such of the Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.5

The Acquired Fund will (a) obtain the approvals and authorizations required of it by the 1933 Act, the 1940 Act (including, without limitation, those necessary to satisfy the conditions of Rule 17a-8 thereunder) to consummate the Reorganization, (b) cause to be mailed to each shareholder of record of the Acquired Fund the Information Statement/Prospectus and (c) take all other reasonable action necessary to obtain any approvals required to complete the transactions contemplated hereby.

6.6

The Acquired Fund agrees that the acquisition of all assets and Obligations of the Acquired Fund by the Acquiring Fund includes any right of action against current and former service providers of the Acquired Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Acquired Fund hereby assigns to the Acquiring Fund all rights, causes of action, and other claims against third parties relating to the Acquired Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

6.7

The Acquired Fund covenants that, by the Closing Date, all of the Acquired Fund’s federal and other tax returns and reports required by law to be filed on or before the Closing Date, shall have been filed and all federal and other taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such taxes, provided, however, if any of the income tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Fund for its most recent taxable year ended prior to the Closing Date have not been filed by the Closing Date, the Acquired Fund shall prepare and timely file with the relevant taxing authorities all such returns and the Acquired Fund shall make available to the Acquiring Fund drafts of such returns at least one week prior to filing such returns.

6.8

As promptly as practicable, but in any case within sixty (60) calendar days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund a statement of earnings and profits of the Acquired Fund for U.S. federal income tax purposes that will be carried over by the Acquired Fund pursuant to Section 381 of the Code.

6.9

It is the intention of the parties to the Reorganization that such Reorganization will qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” described in Section 368(a)(1)(F) of the Code.

6.10

The Acquiring Fund and Acquired Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in: filing any tax returns, amended return or claim for refund; determining a liability for taxes or a right to a refund of taxes; requesting a closing agreement or similar relief from a taxing authority; participating in or conducting any audit or other proceeding in respect of taxes; in determining the financial reporting of any tax position; or declaring and paying any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Acquired Fund’s or

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Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Acquired Fund or Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2021. Each party or its agents will retain for a period of six (6) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing Date and for prior taxable periods for which the party is required to retain records as of the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligation of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.	The Acquired Fund shall have received a favorable opinion of counsel to the Acquiring Fund, dated the Closing Date and in a form satisfactory to the Acquired Fund, to the following effect:

(a)

SSIIT is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and, as applicable, the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of SSIIT;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents; and

(d)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

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8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.

The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

8.2.	The Acquiring Fund shall have received a favorable opinion of counsel to the Acquired Fund dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)

Acquired Fund is legally existing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and its securities are duly authorized;

(b)

This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The Acquired Fund has obtained all approvals of shareholders necessary to effect the Reorganization in accordance with applicable law;

(d)

The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

(e)	The execution and delivery of this Agreement did not, and the performance by the Acquired Fund of its obligations hereunder will not, violate the Acquired Fund’s organizational documents; and

(f)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or Blue Sky laws.

8.3.

The Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Acquired Fund as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Acquired Fund, including but not limited to information necessary for purposes of preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date.

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9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The respective obligations of the Acquired Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.

On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.2.

All consents of other parties, including approval by the shareholders of the Acquired Fund, and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund, or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund, or the Acquiring Fund.

9.3.

The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of Ropes & Gray LLP in a form reasonably satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, as further described below, generally for U.S. federal income tax purposes:

(a)

The acquisition by Acquiring Fund of all the assets of Acquired Fund in exchange for Reorganization Shares and the assumption of all Obligations by the Acquiring Fund, followed by the distribution by Acquired Fund to its shareholders of all the Reorganization Shares it received in complete liquidation and termination of Acquired Fund, all pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

Under Sections 361 and 357 of the Code, the Acquired Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, or (ii) the distribution of the Reorganization Shares by the Acquired Fund to its shareholders in liquidation;

(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange solely for Reorganization Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Acquired Fund;

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund will be the same as the Acquired Fund’s tax basis in such assets immediately prior to the transfer;

(e)

Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets it receives from the Acquired Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Acquired Fund;

(f)	Under Section 354 of the Code, the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Acquired Fund for the Reorganization Shares;

(g)

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that an Acquired Fund shareholder receives will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

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(h)

Under Section 1223(1) of the Code, an Acquired Fund shareholder’s holding period for the Reorganization Shares (including fractional shares to which the shareholder may be entitled) received pursuant to this Agreement will include the shareholder’s holding period for the Acquired Fund shares exchanged therefor, provided the shareholder held such Acquired Fund shares as capital assets on the date of the exchange; and

(i)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

The opinion will be based on certain factual certifications made by officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. The opinion may note and distinguish certain published precedent. The opinion is not a guarantee that the tax consequences of the reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

9.4

At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the board of trustees/directors of each of the Acquired Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

10. BROKERAGE FEES AND EXPENSES.

10.1.

Each of the Acquired Fund and Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.

The Acquiring Fund will bear (i) any brokerage costs incurred in connection with effecting the Reorganization, (ii) any transfer or stamp duties imposed in connection with the transfer of portfolio securities to the Acquiring Fund, (iii) registration fees incurred in connection with registration of the Reorganization Shares (iv) record retention fees with regard to the Acquired Fund and (v) legal fees of counsel to the Acquired Fund in connection with the Reorganization. Other expenses related to carrying out the Reorganization, including the costs associated with the preparation and delivery of the Information Statement/Prospectus, will be allocated between SSGA FM and GE in accordance with terms agreed upon between SSGA FM and GE.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

11.1.

Each of the Acquired Fund and Acquiring Fund agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.

The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 2.1, 2.2, 2.3, 2.5, 10, 11, 14 and 15.

12. TERMINATION.

12.1.

This Agreement may be terminated by the mutual agreement of the Acquired Fund and Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

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(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 12.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Acquired Fund and the Acquiring Fund.

12.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

13. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Acquired Fund or the Acquiring Fund shall be effective without such approval having been obtained.

14. NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by email to the Acquired Fund or the Acquiring Fund at the following addresses:

Acquiring Fund

One Iron Street, Boston, MA 02210

Acquired Fund

One Iron Street, Boston, MA 02210

15. HEADINGS; COUNTERPARTS AND ELECTRONIC SIGANTURES; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

15.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.

(a)	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(b)

The parties hereby consent to transact electronically and agree that a party’s intentional action in providing an electronic signature by clicking a button, typing a name in a signature field, or otherwise entering an electronic signature, is valid evidence of consent to be legally bound by this Agreement.

(c)

The words “execution,” “signed,” “signature,” and words of similar import used in this Agreement shall be deemed to include electronic or digital signatures or the keeping of records in electronic form, each of which shall be of the same effect, validity and enforceability as manually executed

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signatures or a paper-based recordkeeping system, as the case may be, to the extent and as provided for under applicable law, including the Electronic Signatures in Global and National Commerce Act of 2000 (15 USC § 7001 et seq.).

(d)

The electronically stored copy of this Agreement is considered to be the true, complete, valid, authentic, and enforceable record of the Agreement, admissible in judicial or administrative proceedings to the same extent as if the document and records were originally generated and maintained in printed form. The parties agree not to contest the admissibility or enforceability of an electronically stored copy of the Agreement in any proceeding arising out of the terms and conditions of the Agreement.

15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

A copy of the Agreement and Declaration of Trust, as amended, of SSIIT is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Acquiring Fund or the Acquired Fund, this Agreement is binding only upon the assets and properties of the Acquiring Fund or the Acquired Fund.

[THE REST OF THIS PAGE IS INTENTIONALLY BLANK.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

General Electric RSP Income Fund

Attested by:

/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

State Street Institutional Investment Trust

On behalf of its series, State Street Income Fund

Attested by:
/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

Solely for purposes of paragraph 10.2 of the Agreement:

SSGA Funds Management, Inc.

Attested by:
/s/ David D. Barr
Name: David D. Barr	By: /s/ Ellen M. Needham
Name: Ellen M. Needham
Title: President

General Electric Company

Attested by:
/s/ Greg Bouleris
Name: Greg Bouleris	By: /s/ Scott Silberstein
Name: Scott Silberstein
Title: Executive Counsel

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STATE STREET U.S. CORE EQUITY FUND

STATE STREET INCOME FUND

each, a series of State Street Institutional Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

April 13, 2021

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Information Statement/Prospectus dated April 13, 2021 relating specifically to reorganizations of each of the General Electric RSP U.S. Equity Fund and the General Electric RSP Income Fund (each a “Current RSP Fund” and together, the “Current RSP Funds”) into the corresponding series of the funds identified above (each, an “Acquiring Fund” and together, the “Acquiring Funds”), each a series of State Street Institutional Investment Trust (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling (1) for direct shareholders, 1-800-242-0134, toll free or (2) participants in the GE Retirement Savings Plan (the “Plan”), at GE RSP Service Center at 1-877-55-GERSP (1-877-554-3777), 8:30 a.m. to 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading. TTY service is available at 1-800-610-4015.

Page
General Information	1
Incorporation of Documents by Reference into the Statement of Additional Information	1
Additional Information about the Acquiring Funds	1
Supplemental Financial Information	1

GENERAL INFORMATION

This SAI relates to relates to the reorganization of each Current RSP Fund into a corresponding Acquiring Fund, as set out in the table below (each, a “Reorganization,” and together, the “Reorganizations”).

Current RSP Funds		Acquiring Fund
General Electric RSP U.S. Equity Fund	g	State Street U.S. Core Equity Fund
General Electric RSP Income Fund	g	State Street Income Fund

Further information is included in the Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP Income Fund for the fiscal year ended December 31, 2020; and

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to shareholders of General Electric RSP U.S. Equity Fund for the fiscal year ended December 31, 2020; and

•

the prospectus and statement of additional information of State Street Institutional Investment Trust with respect to each Acquiring Fund, dated April  13, 2021 (File No. 333-30810; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-21-114537).

Because each Acquiring Fund was newly created for purposes of this transaction, the Acquiring Funds have not published annual or semi-annual reports to shareholders.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Further information about each of the Acquiring Funds is contained in and incorporated by reference to the Statement of Additional Information dated April  13, 2021, as it may be amended and/or supplemented from time to time.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each Current RSP Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “SYNOPSIS OF REORGANIZATION 1: COMPARISON OF GENERAL ELECTRIC RSP U.S. EQUITY FUND AND STATE STREET U.S. CORE EQUITY FUND—Comparison of Fees and Expenses” and the “SYNOPSIS OF REORGANIZATION 2: COMPARISON OF GENERAL ELECTRIC RSP INCOME FUND AND STATE STREET INCOME FUND—Comparison of Fees and Expenses” sections in the Prospectus. Under the Agreement and Plan of Reorganization, each Current RSP Fund is proposed to be reorganized into its corresponding Acquiring Fund. The Reorganizations will not result in any material changes in the Current RSP Funds’ investment portfolios because each Current RSP Fund and its corresponding Acquiring Fund have substantially similar investment policies and restrictions. As a result, a schedule of investments of the Acquiring Funds modified to show the effects of such change is not required and is not included. There are no material differences in accounting policies of the Fund as compared to those of the Acquiring Fund.

1

PART C

OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Registrant’s Amended and Restated Declaration of Trust, Article VIII, the Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by the Registrant under the Investment Company Act of 1940, as amended.

Under a separate Indemnification Agreement by and among the Registrant and each Trustee, the Registrant has undertaken to indemnify and advance expenses to each Trustee in a manner consistent with the laws of the Commonwealth of Massachusetts. The Agreement precludes indemnification or advancement of expenses with respect to “disabling conduct” (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification or advancement of expenses shall be made.

Item 16. Exhibits.

(1)		Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s (the “Trust” or the “Registrant”) Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2014.

(2)		Amended and Restated By-Laws of the Trust are incorporated herein by reference to the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(3)		Not applicable.

(4)		Agreement and Plan of Reorganization relating to General Electric RSP U.S. Equity Fund, State Street U.S. Core Equity Fund, General Electric RSP Income Fund and State Street Income Fund –Agreement and Plan of Reorganization is attached as Appendix D to the Combined Information Statement/Prospectus contained in this Registration Statement.

(5)		Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and Bylaws of the Registrant.

(6)		Amended and Restated Investment Advisory Agreement dated November 17, 2015 between SSGA Funds Management, Inc. (“SSGA FM”) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

	(a)	Amended and Restated Appendix A dated April 24, 2020 to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(b)	Amended and Restated Appendix B dated April 24, 2020 to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(c)	Amended and Restated Appendix B dated April 7, to the Investment Advisory Agreement dated November 17, 2015 between SSGA FM (State Street Income Fund and State Street U.S. Core Equity Fund) and the Trust is incorporated herein by reference to Post Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 13, 2021.

	(d)	Investment Sub-Advisory Agreement dated July 11, 2016 between State Street Global Advisors Ireland Limited and the Trust with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 230 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 28, 2016.

	(e)	Fee Waiver and/or Expense Reimbursement Arrangements letter dated April 30, 2020 between SSGA FM and the Trust with respect to State Street Global All Cap Equity ex-U.S. Index Portfolio (formerly known as State Street Global Equity ex-U.S. Index Portfolio), State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Fund, State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund, State Street Equity 500 Index Fund, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Fund, State Street Aggregate Bond Index Portfolio, State Street Small/Mid Cap Equity Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund (formerly known as State Street Global Equity ex-U.S. Index Fund), State Street International Developed Equity Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Emerging Markets Equity Index Fund, State Street Cash Reserves Fund, State Street Conservative Income Fund, State Street Ultra Short Term Bond Fund, State Street International Value Spotlight Fund, State Street ESG Liquid Reserves Fund, State Street Institutional Treasury Money Market Fund, State Street Hedged International Developed Equity Index Fund, State Street Treasury Obligations Money Market Fund and State Street China Equity Select Fund is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

	(f)	Form of Reimbursement Agreement by and among State Street Master Funds, the Trust, State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, SSGA FM and State Street Global Advisors Funds Distributors, LLC (“SSGA FD”) is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

(7)		Amended and Restated Distribution Agreement between the Registrant and SSGA FD, is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(a)	Notice dated August 17, 2017 to the Distribution Agreement related to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(8)		Not applicable.

(9)		Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(a)	Amendment dated September 30, 2020 to the Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(b)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(c)	Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(d)	Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(e)	Notice dated June 19, 2014 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(f)	Notice dated April 25, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to State Street MSCI Canada Index Fund, State Street MSCI Japan Index Fund, State Street MSCI Pacific ex Japan Index Fund and State Street MSCI Europe Index Fund is incorporated herein by reference to Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2017.

(g)	Notice dated June 1, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 17, 2017.

	(h)	Notice dated August 17, 2017 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(i)	Notice dated February 10, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

	(j)	Notice dated February 10, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Hedged International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

	(k)	Notice dated August 3, 2015 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio and State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

	(l)	Notice to Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2065 Fund is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(10)

	(a)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(b)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

	(c)	Amended and Restated Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(11)	Opinion and Consent of Ropes & Gray LLP regarding the legality of the securities being registered is incorporated herein by reference to the Combined Information Statement/Prospectus on From N-14 filed with the Commission on March 5, 2021.

(12)	Opinion of Ropes & Gray LLP with respect to tax matters.*

(13)	(a)(1)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

	(a)(2)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

	(a)(3)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

	(a)(4)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(a)(5)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

	(a)(6)	Notice dated August 3, 2015 to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

	(a)(7)	Notice dated June 19, 2014 to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

	(a)(8)	Amendment to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 232 to the Trust’s Registration Statement on Form N-1A filed with the Commission on November 22, 2016.

	(a)(9)	Amendment dated October 27, 2017 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(a)(10)	Amended Schedule A dated April 24, 2020 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(a)(11)	Amendment dated January 15, 2020 to be effective December 30, 2019 to the Transfer Agency and Service Agreement dated June 1, 2016 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

(a)(12)	Shareholder Servicing Agreement dated October 1, 2017 between SSGA FD and the Trust is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(a)(13)	Amendment dated June 28, 2018 to the Transfer Agency and Service Agreement dated June 1, 2015 between DST Asset Manager Solutions, Inc. (f/k/a Boston Financial Data Services, Inc.) and the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(a)(14)	DST Digital Solutions Services Master Agreement dated July 1, 2018 between DST Systems, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(b)(1)	Administration Agreement dated June 1, 2015 between SSGA FM, SSGA Funds, the Trust and State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(b)(2)	Amended Schedule A dated February 16, 2016 to the Administration Agreement dated June 1, 2015 between SSGA FM and the Trust with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2016.

(b)(3)	Notice dated August 17, 2017 to Administration Agreement dated June 1, 2015 between SSGA FM, SSGA Funds, the Trust and State Street Master Funds with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(b)(4)	Notice to Administration Agreement between SSGA FM, SSGA Funds, the Trust with respect to the State Street Income Fund and State Street U.S. Core Equity Fund is incorporated herein by reference to Post Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 13, 2021.

(b)(5)	Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM is incorporated herein by reference to Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(b)(6)	Notice dated June 1, 2017 to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM with respect to the State Street International Value Spotlight Fund is incorporated herein by reference to Post-Effective Amendment No. 247 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 17, 2017.

(b)(7)	Notice dated August 17, 2017 to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

(b)(8)	Amendment dated June 29, 2018 to the Master Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA FM is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(b)(9)	Form of Indemnification Agreement between the Trust and the Board of Trustees of the Trust is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(c)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(d)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(e)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(f)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(g)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(h)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(i)	Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(j)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Treasury Obligations Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2018.

	(k)(1)	Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017 between SSGA Funds, the Trust, State Street Master Funds and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 270 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 24, 2020.

	(k)(2)	First Amendment to Master Amended and Restated Securities Lending Authorization Agreement between SSGA Funds, the Trust, State Street Master Funds and State Street Bank and Trust Company dated December 7, 2018 is incorporated herein by reference to Post-Effective Amendment No. 256 to the Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2019.

(14)	Consent of Independent Registered Public Accounting Firm – filed herewith

(15)	Not applicable.

(16)	(a)	Power of Attorney dated September 17, 2020 as it relates to the SSGA Funds, State Street Master Funds, the Trust, State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. State Street Navigator Securities Lending Trust, Elfun Government Money Market Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Diversified Fund, Elfun International Equity Fund and Elfun Trusts, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(b)	Power of Attorney as it relates to the State Street Disciplined Global Equity Portfolio, a series of SSGA Active Trust, is filed incorporated herein by reference to Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A filed with the Commission on August 26, 2019.

	(c)	Power of Attorney dated November 17, 2020 as it relates to State Street Institutional Investment Trust, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

	(d)	Power of Attorney dated November 17, 2020 as it relates to State Street Institutional Investment Trust, is incorporated herein by reference to Post-Effective Amendment No. 273 to the Trust’s Registration Statement on Form N-1A filed with the Commission on January 28, 2021.

(17)	Not applicable.

*	To be filed by amendment

Item 17. Undertakings

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned Registrant agrees to file by post-effective amendment an opinion of counsel supporting the tax consequences of the proposed reorganizations within a reasonable period of time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts on the 13th day of April, 2021.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 13th day of April, 2021:

Signature	Signature

/s/ Michael F. Holland*	/s/ Donna M. Rapaccioli*
Michael F. Holland, Trustee	Donna M. Rapaccioli, Trustee

/s/ Patrick J. Riley*	/s/ Richard D. Shirk*
Patrick J. Riley, Trustee	Richard D. Shirk, Trustee

/s/ Michael A. Jessee*	/s/ Rina K. Spence*
Michael A. Jessee, Trustee	Rina K. Spence, Trustee

/s/ Bruce S. Rosenberg	/s/ Bruce D. Taber*
Bruce S. Rosenberg, Treasurer (Principal Financial Officer and Principal Accounting Officer)	Bruce D. Taber, Trustee

/s/ Ellen M. Needham	/s/ John R. Costantino*
Ellen M. Needham, President (Principal Executive Officer) and Trustee	John R. Costantino, Trustee

*By:	/s/ David Barr
David Barr Attorney-in-Fact Pursuant to Powers of Attorney

Exhibit Index

(14)	Consent of Independent Registered Public Accounting Firm